UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Balanced Fund -
Class A, Class T, Class B
and Class C

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Notes to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Notes to shareholders

The following changes to Fidelity Advisor® Balanced Fund were effective as of March 7, 2011:

• Matthew Friedman is no longer Co-Portfolio Manager of the fund's energy sector investments, which are solely managed by Co-Portfolio Manager Nathan Strik.

• Peter Saperstone was named Co-Portfolio Manager, replacing John Roth in managing the fund's consumer discretionary sector investments.

• The Multi-Manager Group (MMG) was renamed the Stock Selector Large Cap Group, recognizing stock selection as the dominant driver of performance within the portfolios it manages. There is no change in philosophy or process. The group includes experienced portfolio managers who are specialists in one or more market sectors and manage the equity portion of the fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	6.83%	1.35%	3.20%
Class T (incl. 3.50% sales charge)	9.13%	1.60%	3.20%
Class B (incl. contingent deferred sales charge) A	7.42%	1.39%	3.21%
Class C (incl. contingent deferred sales charge) B	11.59%	1.79%	3.02%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the year ending August 31, 2011, despite finishing in a four-month downturn that intensified in the two weeks preceding the August 5 news that Standard & Poor's had lowered its long-term sovereign credit rating of the United States. The downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety. For the year, the large-cap laden S&P 500® Index gained 18.50% and the blue-chip Dow Jones Industrial AverageSM advanced 19.03%. The technology-heavy Nasdaq Composite® Index fared even better, climbing 23.19%. Small and mid-sized stocks beat their larger-cap counterparts, as the Russell 2000® and Russell Midcap® indexes added 22.19% and 21.28%, respectively. Solid returns for equities brought about more-tempered gains for fixed-income markets. The Barclays Capital® U.S. Aggregate Bond Index - a proxy for investment-grade debt - rose 4.62%. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 8.15%. Bonds backed by the U.S. government were among the weakest performers, with the Barclays Capital® U.S. Treasury Bond Index adding 4.17%, while short-term assets fared the worst, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 13.34%, 13.09%, 12.42% and 12.59%, respectively (excluding sales charges), straddling the 13.05% advance of the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. The fund was aided by security selection in equities and investment-grade bonds. In terms of asset allocation, overweighting equities and underweighting investment-grade bonds contributed, while a small stake in high-yield bonds nicked relative performance. On an individual security basis, limited exposure to Bank of America was beneficial, as its shares fell sharply due to concern about capital requirements. Not owning networking gear maker and index component Cisco Systems and largely avoiding computer and peripherals firm Hewlett-Packard helped, as both lost ground. Conversely, not owning IBM and underweighting integrated energy firm Chevron hurt because both stocks saw strong advances. An out-of-index position in health information services provider WebMD Health detracted, mainly because its shares plunged in July. Some stocks mentioned were not held at period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.99%
Actual		$ 1,000.00	$ 963.60	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04
Class T	1.19%
Actual		$ 1,000.00	$ 962.30	$ 5.89
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class B	1.78%
Actual		$ 1,000.00	$ 959.50	$ 8.79
Hypothetical A		$ 1,000.00	$ 1,016.23	$ 9.05
Class C	1.73%
Actual		$ 1,000.00	$ 960.50	$ 8.55
Hypothetical A		$ 1,000.00	$ 1,016.48	$ 8.79
Institutional Class	.70%
Actual		$ 1,000.00	$ 965.50	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.6
Microsoft Corp.	1.5	1.0
Procter & Gamble Co.	1.3	1.2
The Coca-Cola Co.	1.2	1.0
Google, Inc. Class A	1.1	0.1
	7.9
Top Five Bond Issuers as of August 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.3	10.0
U.S. Treasury Obligations	10.3	11.7
Freddie Mac	3.5	2.1
Ginnie Mae	2.3	2.1
Wachovia Bank Commercial Mortgage Trust	0.5	0.5
	29.9
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.4	13.7
Information Technology	11.6	11.6
Energy	8.4	9.2
Consumer Discretionary	7.3	7.6
Consumer Staples	7.2	6.5
Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Stocks and Equity Futures 58.0%	Stocks and Equity Futures 60.9%
Bonds 44.0%	Bonds 40.2%
Convertible Securities 0.1%	Convertible Securities 0.0%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (2.4)%	Short-Term Investments and Net Other Assets*** (1.4)%

* Foreign investments	12.0%	** Foreign investments	11.6%
*** Short-term Investments and Net Other Assets are not included in the pie chart
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	18,449	$ 2
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	71,293	1,966
Betfair Group PLC	107,905	1,080
Las Vegas Sands Corp. (a)	81,246	3,784
Pinnacle Entertainment, Inc. (a)	89,910	1,234
Starbucks Corp.	106,359	4,108
Yum! Brands, Inc.	88,908	4,834
		17,006
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	21,121	4,547
Priceline.com, Inc. (a)	10,223	5,492
		10,039
Media - 1.8%
DIRECTV (a)	133,071	5,851
Focus Media Holding Ltd. ADR (a)	19,604	615
Legend Pictures LLC (a)(q)(r)	415	311
The Walt Disney Co.	165,026	5,621
Time Warner, Inc.	203,973	6,458
		18,856
Multiline Retail - 0.4%
Dollar General Corp. (a)	116,083	4,249
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	54,689	3,479
Limited Brands, Inc.	91,737	3,462
TJX Companies, Inc.	22,100	1,207
		8,148
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	30,103	824
Under Armour, Inc. Class A (sub. vtg.) (a)	12,584	892
VF Corp.	16,383	1,918
		3,634
TOTAL CONSUMER DISCRETIONARY		61,934
CONSUMER STAPLES - 6.7%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	32,026	1,768
Carlsberg A/S Series B	2,279	171
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	5,004	$ 280
Coca-Cola FEMSA SAB de CV sponsored ADR	3,562	352
Coca-Cola Icecek AS	24,062	299
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,170	362
Constellation Brands, Inc. Class A (sub. vtg.) (a)	112,732	2,229
Diageo PLC sponsored ADR	28,763	2,309
Embotelladora Andina SA sponsored ADR	13,174	361
Molson Coors Brewing Co. Class B	53,397	2,336
PepsiCo, Inc.	57,516	3,706
Pernod-Ricard SA	18,896	1,697
Remy Cointreau SA	8,581	756
The Coca-Cola Co.	165,675	11,672
		28,298
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	166,884	5,993
Drogasil SA	20,000	157
Fresh Market, Inc.	700	27
Walgreen Co.	29,951	1,055
		7,232
Food Products - 0.4%
Archer Daniels Midland Co.	9,531	271
Bunge Ltd.	16,305	1,055
Danone	8,396	574
Green Mountain Coffee Roasters, Inc. (a)	2,211	232
Nestle SA	15,507	960
Unilever NV (NY Reg.)	30,561	1,039
Viterra, Inc.	16,200	172
		4,303
Household Products - 1.5%
Colgate-Palmolive Co.	16,616	1,495
Procter & Gamble Co.	205,039	13,057
Spectrum Brands Holdings, Inc. (a)	13,106	351
		14,903
Personal Products - 0.3%
Avon Products, Inc.	51,682	1,166
L'Oreal SA	15,100	1,644
Nu Skin Enterprises, Inc. Class A	4,300	182
		2,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	31,897	$ 867
British American Tobacco PLC sponsored ADR	77,154	6,914
Philip Morris International, Inc.	26,947	1,868
Souza Cruz Industria Comerico	28,450	355
		10,004
TOTAL CONSUMER STAPLES		67,732
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Aker Solutions ASA	26,900	351
Baker Hughes, Inc.	68,960	4,214
C&J Energy Services, Inc. (a)(g)	18,600	438
Discovery Offshore S.A. (a)(g)	50,600	75
Ensco International Ltd. ADR	27,666	1,335
Halliburton Co.	124,292	5,515
Kvaerner ASA (a)	26,900	52
National Oilwell Varco, Inc.	35,490	2,347
Noble Corp.	54,375	1,836
Ocean Rig UDW, Inc. (a)	5,200	78
Oceaneering International, Inc.	28,900	1,234
Saipem SpA	17,033	765
Schlumberger Ltd.	28,816	2,251
TETRA Technologies, Inc. (a)	21,400	219
Transocean Ltd. (United States)	33,564	1,880
Vantage Drilling Co. (a)	232,300	355
		22,945
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	42,259	1,398
Anadarko Petroleum Corp.	40,248	2,968
Apache Corp.	43,543	4,488
BP PLC sponsored ADR	45,178	1,780
Canadian Natural Resources Ltd.	37,100	1,402
CVR Energy, Inc. (a)	20,131	573
Exxon Mobil Corp.	101,734	7,532
Falkland Oil & Gas Ltd. (a)	30,031	27
HollyFrontier Corp.	50,561	3,628
InterOil Corp. (a)	14,126	895
Marathon Oil Corp.	101,000	2,719
Marathon Petroleum Corp.	53,450	1,981
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	10,878	$ 619
Occidental Petroleum Corp.	34,086	2,957
Petrobank Energy & Resources Ltd. (a)	42,613	517
Petrominerales Ltd.	20,400	637
Resolute Energy Corp. (a)	42,703	576
Rockhopper Exploration PLC (a)	10,100	35
Rodinia Oil Corp. (a)	22,000	25
Royal Dutch Shell PLC:
Class A sponsored ADR	3,429	230
Class B sponsored ADR	136,212	9,192
Talisman Energy, Inc.	96,800	1,618
Western Refining, Inc. (a)	35,530	620
Whiting Petroleum Corp. (a)	22,136	1,043
Williams Companies, Inc.	77,800	2,100
		49,560
TOTAL ENERGY		72,505
FINANCIALS - 8.2%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	26,600	1,216
E*TRADE Financial Corp. (a)	68,000	840
Evercore Partners, Inc. Class A	13,500	354
ICAP PLC	44,800	346
Invesco Ltd.	38,862	711
Morgan Stanley	141,760	2,481
State Street Corp.	122,322	4,345
TD Ameritrade Holding Corp.	54,300	835
		11,128
Commercial Banks - 2.4%
Banco Macro SA sponsored ADR	6,866	186
BB&T Corp.	45,845	1,022
CIT Group, Inc. (a)	10,064	348
FirstMerit Corp.	48,056	599
Huntington Bancshares, Inc.	273,895	1,378
Regions Financial Corp.	107,800	489
SunTrust Banks, Inc.	58,228	1,159
Synovus Financial Corp. (f)	327,405	475
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	331,440	$ 7,693
Wells Fargo & Co.	413,816	10,801
		24,150
Consumer Finance - 0.5%
Capital One Financial Corp.	53,148	2,447
Discover Financial Services	29,396	740
Green Dot Corp. Class A (a)	11,531	377
Promise Co. Ltd. (a)	59,550	426
SLM Corp.	78,664	1,080
		5,070
Diversified Financial Services - 1.1%
African Bank Investments Ltd.	116,600	593
Citigroup, Inc.	263,895	8,194
CME Group, Inc.	5,558	1,485
NBH Holdings Corp. Class A (a)(g)	28,500	485
		10,757
Insurance - 2.1%
ACE Ltd.	32,307	2,086
Amlin PLC	130,375	660
Aon Corp.	38,191	1,785
Berkshire Hathaway, Inc.:
Class A (a)	7	768
Class B (a)	99,028	7,229
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,800	2,339
Fidelity National Financial, Inc. Class A	27,390	465
Genworth Financial, Inc. Class A (a)	23,700	164
MetLife, Inc.	127,662	4,289
The Chubb Corp.	23,721	1,468
Validus Holdings Ltd.	18,579	480
		21,733
Real Estate Investment Trusts - 0.7%
American Capital Agency Corp.	22,800	650
Annaly Capital Management, Inc.	35,588	645
Camden Property Trust (SBI)	13,488	901
Equity Lifestyle Properties, Inc.	6,000	414
Prologis, Inc.	63,522	1,730
Public Storage	20,023	2,477
The Macerich Co.	16,870	827
		7,644
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	1,038,000	$ 390
BR Malls Participacoes SA	64,600	720
CB Richard Ellis Group, Inc. Class A (a)	3,955	60
Indiabulls Real Estate Ltd. (a)	159,597	296
PT Lippo Karawaci Tbk	6,034,125	535
		2,001
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	92,319	1,274
Washington Mutual, Inc. (a)(r)	130,000	10
		1,284
TOTAL FINANCIALS		83,767
HEALTH CARE - 6.6%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	14,030	813
Amgen, Inc.	105,134	5,825
AVEO Pharmaceuticals, Inc. (a)	19,973	339
AVEO Pharmaceuticals, Inc.	3,908	66
Biogen Idec, Inc. (a)	30,926	2,913
BioMarin Pharmaceutical, Inc. (a)	30,405	900
Gilead Sciences, Inc. (a)	69,122	2,757
Medivir AB (B Shares) (a)	16,254	249
ONYX Pharmaceuticals, Inc. (a)	12,331	420
		14,282
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	81,478	4,561
Boston Scientific Corp. (a)	272,161	1,845
C. R. Bard, Inc.	14,362	1,368
Covidien PLC	112,893	5,891
Edwards Lifesciences Corp. (a)	27,148	2,048
Mako Surgical Corp. (a)	31,286	1,123
Quidel Corp. (a)	55,670	851
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	128,000	161
William Demant Holding A/S (a)	3,469	287
		18,135
Health Care Providers & Services - 1.4%
CIGNA Corp.	38,139	1,783
Express Scripts, Inc. (a)	4,600	216
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	33,900	$ 2,234
McKesson Corp.	56,808	4,541
Omnicare, Inc.	41,400	1,230
Shanghai Pharma Holding Co. Ltd. (H Shares)	3,500	7
UnitedHealth Group, Inc.	86,951	4,132
		14,143
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	37,378	2,053
Pharmaceuticals - 1.8%
Bayer AG	5,964	385
Merck & Co., Inc.	91,468	3,029
Novo Nordisk A/S Series B	3,411	363
Pfizer, Inc.	396,091	7,518
Sanofi-Aventis sponsored ADR	68,500	2,505
Shire PLC sponsored ADR	27,833	2,703
Valeant Pharmaceuticals International, Inc. (Canada)	37,140	1,665
		18,168
TOTAL HEALTH CARE		66,781
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.5%
Bombardier, Inc. Class B (sub. vtg.)	228,900	1,115
Goodrich Corp.	32,862	2,931
Honeywell International, Inc.	66,176	3,164
MTU Aero Engines Holdings AG	9,974	679
Precision Castparts Corp.	22,335	3,660
Safran SA	38,962	1,513
Textron, Inc.	76,312	1,287
The Boeing Co.	64,683	4,325
United Technologies Corp.	86,846	6,448
		25,122
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	15,434	1,088
Building Products - 0.2%
Armstrong World Industries, Inc.	16,644	670
Lennox International, Inc.	17,533	547
Owens Corning (a)	42,544	1,236
		2,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	67,459	$ 2,048
Stericycle, Inc. (a)	12,978	1,138
Swisher Hygiene, Inc.	78,700	352
		3,538
Construction & Engineering - 0.2%
Fluor Corp.	21,400	1,299
Foster Wheeler AG (a)	40,100	984
		2,283
Electrical Equipment - 0.7%
Acuity Brands, Inc.	17,725	816
Alstom SA	26,953	1,252
Cooper Industries PLC Class A	21,420	1,015
Emerson Electric Co.	40,018	1,863
GrafTech International Ltd. (a)	48,367	759
Regal-Beloit Corp.	29,665	1,744
		7,449
Industrial Conglomerates - 1.0%
Danaher Corp.	66,365	3,040
General Electric Co.	339,301	5,534
Tyco International Ltd.	36,942	1,536
		10,110
Machinery - 0.5%
Caterpillar, Inc.	10,537	959
Cummins, Inc.	17,611	1,636
Fanuc Corp.	4,700	782
Pall Corp.	11,900	608
Vallourec SA (f)	6,683	602
		4,587
Professional Services - 0.1%
CoStar Group, Inc. (a)	10,686	547
Road & Rail - 0.7%
CSX Corp.	138,116	3,030
Union Pacific Corp.	47,068	4,338
		7,368
TOTAL INDUSTRIALS		64,545
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.2%
Ciena Corp. (a)	35,539	$ 435
Meru Networks, Inc. (a)	9,366	86
Nokia Corp. sponsored ADR (f)	97,100	625
QUALCOMM, Inc.	215,544	11,092
		12,238
Computers & Peripherals - 3.4%
Apple, Inc. (a)	74,199	28,551
Dell, Inc. (a)	84,646	1,258
EMC Corp. (a)	166,988	3,772
Imagination Technologies Group PLC (a)	9,369	54
SanDisk Corp. (a)	30,734	1,126
		34,761
Electronic Equipment & Components - 0.0%
TPK Holdings Co.	1,550	38
Internet Software & Services - 1.6%
Baidu.com, Inc. sponsored ADR (a)	22,095	3,221
Dice Holdings, Inc. (a)	42,670	431
Google, Inc. Class A (a)	21,439	11,598
Mail.ru Group Ltd. GDR (a)(g)	16,400	590
Renren, Inc. ADR (f)	56,400	414
WebMD Health Corp. (a)	13,057	461
		16,715
IT Services - 0.6%
Accenture PLC Class A	62,482	3,348
Cognizant Technology Solutions Corp. Class A (a)	13,608	863
MasterCard, Inc. Class A	2,100	692
Visa, Inc. Class A	8,193	720
		5,623
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	112,232	3,706
ARM Holdings PLC sponsored ADR	66,832	1,843
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	60,045	2,118
Avago Technologies Ltd.	62,498	2,069
Inotera Memories, Inc. (a)	1,523,205	351
International Rectifier Corp. (a)	29,352	669
Intersil Corp. Class A	94,261	1,059
KLA-Tencor Corp.	18,624	683
Lam Research Corp. (a)	10,871	404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	237,697	$ 3,126
Micron Technology, Inc. (a)	599,189	3,541
Nanya Technology Corp. (a)	597,799	108
Omnivision Technologies, Inc. (a)	5,820	107
RF Micro Devices, Inc. (a)	45,340	282
Skyworks Solutions, Inc. (a)	36,888	761
TriQuint Semiconductor, Inc. (a)	26,455	201
		21,028
Software - 2.3%
Ariba, Inc. (a)	46,732	1,268
Check Point Software Technologies Ltd. (a)	79,694	4,339
Intuit, Inc.	22,114	1,091
Microsoft Corp.	553,490	14,723
Nuance Communications, Inc. (a)	37,705	700
Oracle Corp.	31,463	883
QLIK Technologies, Inc. (a)	3,470	88
		23,092
TOTAL INFORMATION TECHNOLOGY		113,495
MATERIALS - 1.8%
Chemicals - 1.2%
Albemarle Corp.	11,933	605
Ashland, Inc.	23,760	1,260
Celanese Corp. Class A	28,100	1,321
CF Industries Holdings, Inc.	7,500	1,371
Dow Chemical Co.	27,091	771
LyondellBasell Industries NV Class A	36,006	1,248
Monsanto Co.	30,469	2,100
Praxair, Inc.	18,800	1,852
The Mosaic Co.	19,525	1,389
W.R. Grace & Co. (a)	7,700	304
		12,221
Containers & Packaging - 0.2%
Ball Corp.	37,600	1,351
Rock-Tenn Co. Class A	13,900	746
		2,097
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	62,551	2,608
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	21,483	$ 890
Walter Energy, Inc.	10,796	882
		4,380
TOTAL MATERIALS		18,698
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	153,288	5,541
Verizon Communications, Inc.	51,986	1,880
		7,421
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	69,144	3,724
MetroPCS Communications, Inc. (a)	47,727	533
Sprint Nextel Corp. (a)	158,862	597
		4,854
TOTAL TELECOMMUNICATION SERVICES		12,275
UTILITIES - 2.1%
Electric Utilities - 1.1%
Edison International	75,010	2,790
Exelon Corp.	47,556	2,051
FirstEnergy Corp.	49,873	2,207
NextEra Energy, Inc.	65,633	3,723
		10,771
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	61,006	2,348
NRG Energy, Inc. (a)	31,902	748
The AES Corp. (a)	126,887	1,378
		4,474
Multi-Utilities - 0.6%
Dominion Resources, Inc.	6,200	302
PG&E Corp.	33,652	1,425
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	64,879	$ 2,214
Sempra Energy	39,650	2,082
		6,023
TOTAL UTILITIES		21,268
TOTAL COMMON STOCKS (Cost $553,599)		583,000
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	6,280	1,046
TOTAL PREFERRED STOCKS (Cost $1,115)		1,046
Nonconvertible Bonds - 7.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 45	45
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
5.875% 1/15/36	169	173
6.375% 6/15/14	369	412
		589
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	613
Comcast Corp.:
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.7% 5/15/18	$ 515	$ 596
6.4% 3/1/40	487	552
6.45% 3/15/37	238	264
Discovery Communications LLC:
3.7% 6/1/15	260	278
6.35% 6/1/40	236	266
NBCUniversal Media LLC:
3.65% 4/30/15	137	145
5.15% 4/30/20	431	477
6.4% 4/30/40	309	349
News America Holdings, Inc. 7.75% 12/1/45	510	601
News America, Inc.:
6.15% 3/1/37	235	245
6.15% 2/15/41	218	227
Time Warner Cable, Inc.:
5.4% 7/2/12	19	20
5.85% 5/1/17	363	409
6.2% 7/1/13	18	20
6.75% 7/1/18	439	517
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	259
Viacom, Inc.:
3.5% 4/1/17	583	603
6.75% 10/5/37	105	122
		6,619
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	19
TOTAL CONSUMER DISCRETIONARY		7,272
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	4	4
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14	$ 358	$ 404
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
		433
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	136	138
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	439
5.625% 11/1/11	4	4
6.125% 2/1/18	416	492
6.5% 8/11/17	375	453
		1,388
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	13
9.7% 11/10/18	962	1,270
Philip Morris International, Inc. 4.875% 5/16/13	291	310
Reynolds American, Inc.:
6.75% 6/15/17	23	27
7.25% 6/15/37	409	456
		2,076
TOTAL CONSUMER STAPLES		4,035
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	327	360
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	390
6.5% 4/1/20	24	27
Noble Holding International Ltd. 3.45% 8/1/15	20	21
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		832
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 673	$ 777
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	38
5.7% 5/15/17	9	11
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	423
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
EnCana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	31	32
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	215	229
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	384
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	181
6.85% 1/15/40 (g)	223	284
Nakilat, Inc. 6.067% 12/31/33 (g)	279	301
Nexen, Inc.:
5.2% 3/10/15	7	8
5.875% 3/10/35	355	335
6.2% 7/30/19	19	22
6.4% 5/15/37	290	298
NGPL PipeCo LLC 6.514% 12/15/12 (g)	273	282
Pemex Project Funding Master Trust 0.8529% 12/3/12 (g)(n)	200	200
Petro-Canada:
6.05% 5/15/18	150	174
6.8% 5/15/38	395	462
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	363
5.75% 1/20/20	606	657
7.875% 3/15/19	399	485
Petroleos Mexicanos:
5.5% 1/21/21 (g)	369	401
6% 3/5/20	21	24
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	214
4.25% 9/1/12	16	17
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5% 2/1/21	$ 117	$ 124
6.125% 1/15/17	205	235
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	14	16
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	250	259
5.5% 9/30/14 (g)	250	276
6.332% 9/30/27 (g)	380	425
6.75% 9/30/19 (g)	250	300
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	22	24
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
4.6% 6/15/21	90	93
Suncor Energy, Inc. 6.1% 6/1/18	395	458
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	390
Western Gas Partners LP 5.375% 6/1/21	393	414
XTO Energy, Inc. 4.9% 2/1/14	9	10
		9,796
TOTAL ENERGY		10,628
FINANCIALS - 3.8%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	17	18
BlackRock, Inc. 4.25% 5/24/21	165	168
Goldman Sachs Group, Inc.:
3.7% 8/1/15	350	354
5.25% 7/27/21	156	158
5.625% 1/15/17	500	518
5.95% 1/18/18	32	34
6% 6/15/20	600	640
6.15% 4/1/18	36	38
6.75% 10/1/37	187	177
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	19	19
JPMorgan Chase Capital XX 6.55% 9/29/36	235	233
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	993
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 31	$ 35
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	160	164
6.4% 8/28/17	61	62
Morgan Stanley:
4.75% 4/1/14	335	340
5.5% 7/28/21	359	358
6% 5/13/14	1,998	2,097
6.625% 4/1/18	600	642
Northern Trust Corp. 3.375% 8/23/21	92	92
		7,152
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	800	783
Credit Suisse New York Branch 6% 2/15/18	632	665
Discover Bank 8.7% 11/18/19	445	524
Fifth Third Bancorp:
3.625% 1/25/16	206	209
8.25% 3/1/38	94	106
Fifth Third Bank 4.75% 2/1/15	250	267
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	233	216
HBOS PLC 6.75% 5/21/18 (g)	180	166
Huntington Bancshares, Inc. 7% 12/15/20	97	111
JPMorgan Chase Bank 6% 10/1/17	250	280
KeyBank NA:
5.45% 3/3/16	294	319
5.8% 7/1/14	322	352
KeyCorp. 5.1% 3/24/21	192	196
Marshall & Ilsley Bank:
5% 1/17/17	231	248
5.25% 9/4/12	112	115
Regions Bank:
6.45% 6/26/37	402	343
7.5% 5/15/18	282	275
Regions Financial Corp.:
0.4165% 6/26/12 (n)	11	11
5.75% 6/15/15	73	69
7.75% 11/10/14	229	227
SunTrust Banks, Inc. 3.6% 4/15/16	327	328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 5	$ 5
Wachovia Corp. 5.625% 10/15/16	27	30
Wells Fargo & Co.:
3.625% 4/15/15	218	228
3.676% 6/15/16	160	169
		6,242
Consumer Finance - 0.4%
Capital One Financial Corp. 5.7% 9/15/11	193	193
Discover Financial Services:
6.45% 6/12/17	1,019	1,146
10.25% 7/15/19	19	25
General Electric Capital Corp.:
2.25% 11/9/15	633	636
2.95% 5/9/16	185	187
3.5% 6/29/15	192	201
6% 8/7/19	1,000	1,124
6.375% 11/15/67 (n)	500	495
Household Finance Corp. 6.375% 10/15/11	15	15
		4,022
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	1,060	1,101
BP Capital Markets PLC:
3.125% 10/1/15	370	387
3.625% 5/8/14	23	24
4.5% 10/1/20	21	23
4.742% 3/11/21	300	328
Capital One Capital V 10.25% 8/15/39	178	185
Citigroup, Inc.:
3.953% 6/15/16	397	405
4.75% 5/19/15	1,151	1,200
5.5% 4/11/13	120	125
6.125% 5/15/18	590	644
6.5% 8/19/13	164	174
JPMorgan Chase & Co.:
3.15% 7/5/16	430	439
3.4% 6/24/15	21	22
4.95% 3/25/20	661	704
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (g)	$ 6	$ 6
5.7% 4/15/17 (g)	13	14
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	157
		6,101
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	299
Aon Corp.:
3.125% 5/27/16	339	339
3.5% 9/30/15	151	157
5% 9/30/20	170	183
6.25% 9/30/40	110	121
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	12	11
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	394	384
6.5% 3/15/35 (g)	327	316
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	238
MetLife, Inc.:
2.375% 2/6/14	201	205
4.75% 2/8/21	137	144
5.875% 2/6/41	106	113
6.75% 6/1/16	290	340
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	255	278
Monumental Global Funding III 5.5% 4/22/13 (g)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (g)	130	153
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	207	227
Pacific Life Global Funding 5.15% 4/15/13 (g)	28	30
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	268
Pacific LifeCorp 6% 2/10/20 (g)	230	257
Prudential Financial, Inc.:
3.625% 9/17/12	500	512
4.75% 9/17/15	500	535
5.15% 1/15/13	26	27
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 120	$ 143
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	10	9
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	40
The Chubb Corp. 5.75% 5/15/18	160	187
Unum Group:
5.625% 9/15/20	199	217
7.125% 9/30/16	19	22
		5,796
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	10	10
BRE Properties, Inc. 5.5% 3/15/17	21	23
Developers Diversified Realty Corp.:
4.75% 4/15/18	261	248
5.375% 10/15/12	133	135
7.5% 4/1/17	203	226
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc.:
5.375% 10/15/15	47	50
6.25% 12/15/14	947	1,017
Federal Realty Investment Trust:
5.9% 4/1/20	95	103
6% 7/15/12	23	24
HRPT Properties Trust 5.75% 11/1/15	50	54
UDR, Inc. 5.5% 4/1/14	498	533
Washington (REIT) 5.25% 1/15/14	10	11
		2,439
Real Estate Management & Development - 0.6%
Arden Realty LP 5.2% 9/1/11	11	11
BioMed Realty LP:
3.85% 4/15/16	390	393
6.125% 4/15/20	126	136
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,046
5.75% 4/1/12	39	40
Digital Realty Trust LP:
4.5% 7/15/15	172	178
5.25% 3/15/21	201	201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 221	$ 234
5.95% 2/15/17	57	62
6.25% 5/15/13	285	301
6.5% 1/15/18	285	310
6.75% 3/15/20	12	13
8.25% 8/15/19	127	149
ERP Operating LP:
4.75% 7/15/20	265	275
5.375% 8/1/16	117	130
5.5% 10/1/12	139	145
5.75% 6/15/17	567	641
Liberty Property LP:
4.75% 10/1/20	394	402
5.125% 3/2/15	7	8
5.5% 12/15/16	12	13
6.625% 10/1/17	281	331
Mack-Cali Realty LP 7.75% 8/15/19	23	29
Simon Property Group LP 4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	355	401
6.15% 11/15/15	33	37
		5,633
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	410	405
5.65% 5/1/18	205	209
6.5% 8/1/16	300	322
First Niagara Financial Group, Inc. 6.75% 3/19/20	293	325
		1,261
TOTAL FINANCIALS		38,646
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	20	20
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	357	365
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
5.25% 6/15/12	$ 267	$ 276
6.25% 6/15/14	98	109
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	260
		1,049
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		1,094
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	362
		381
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	21	21
6.9% 7/2/19	6	6
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	12	12
8.36% 1/20/19	9	9
		48
TOTAL INDUSTRIALS		429
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	31
6% 10/1/12	788	832
		863
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 12	$ 13
5.5% 5/15/12	13	13
		26
TOTAL INFORMATION TECHNOLOGY		889
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	425	441
7.6% 5/15/14	501	577
		1,018
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	249
ArcelorMittal SA 3.75% 3/1/16	103	102
United States Steel Corp. 6.65% 6/1/37	232	189
Vale Overseas Ltd. 6.25% 1/23/17	503	571
		1,111
TOTAL MATERIALS		2,146
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	922	944
6.3% 1/15/38	398	444
CenturyLink, Inc.:
6.15% 9/15/19	164	162
6.45% 6/15/21	433	421
7.6% 9/15/39	77	71
Embarq Corp. 7.995% 6/1/36	145	138
Sprint Capital Corp. 6.875% 11/15/28	370	331
Telefonica Emisiones SAU:
5.134% 4/27/20	380	361
5.462% 2/16/21	242	234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
6.25% 4/1/37	$ 187	$ 212
6.9% 4/15/38	260	316
Verizon New York, Inc. 6.875% 4/1/12	21	22
		3,656
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16 (i)	276	274
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	385	423
5.875% 10/1/19	440	507
6.35% 3/15/40	131	143
Sprint Nextel Corp. 6% 12/1/16	105	101
Vodafone Group PLC 5% 12/16/13	18	20
		1,468
TOTAL TELECOMMUNICATION SERVICES		5,124
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	202	210
Ameren Illinois Co. 6.125% 11/15/17	165	195
AmerenUE 6.4% 6/15/17	24	29
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	36
Commonwealth Edison Co. 1.625% 1/15/14	464	468
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	266	269
6.4% 9/15/20 (g)	555	581
Edison International 3.75% 9/15/17	226	234
EDP Finance BV:
4.9% 10/1/19 (g)	100	79
6% 2/2/18 (g)	247	207
FirstEnergy Corp. 7.375% 11/15/31	449	521
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	100
6.05% 8/15/21	317	347
LG&E and KU Energy LLC:
2.125% 11/15/15	255	253
3.75% 11/15/20	49	48
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 165	$ 198
6.5% 8/1/18	12	14
Pepco Holdings, Inc. 2.7% 10/1/15	240	245
Progress Energy, Inc.:
4.4% 1/15/21	419	445
6% 12/1/39	260	293
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		4,785
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (g)	122	127
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	18
Exelon Generation Co. LLC 4% 10/1/20	628	624
PPL Energy Supply LLC 6.5% 5/1/18	310	366
		1,008
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	156
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	26	25
7.5% 6/30/66 (n)	26	27
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	19	20
6.5% 9/15/37	181	217
National Grid PLC 6.3% 8/1/16	183	213
NiSource Finance Corp.:
5.4% 7/15/14	11	12
5.45% 9/15/20	148	166
5.95% 6/15/41	396	404
6.25% 12/15/40	81	89
6.4% 3/15/18	11	13
6.8% 1/15/19	677	809
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
San Diego Gas & Electric Co. 3% 8/15/21	$ 102	$ 102
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	21	21
		2,274
TOTAL UTILITIES		8,194
TOTAL NONCONVERTIBLE BONDS (Cost $72,810)		78,457
U.S. Government and Government Agency Obligations - 11.4%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 12/28/12	540	541
0.5% 8/9/13	3,050	3,058
0.75% 2/26/13	164	165
1.125% 6/27/14	130	132
1.75% 2/22/13	2,658	2,713
5% 2/16/12	270	276
Freddie Mac:
0.75% 3/28/13	98	99
1% 7/30/14	1,270	1,288
1% 8/27/14	644	653
1.125% 7/27/12	60	60
1.75% 6/15/12	488	494
2.125% 3/23/12	21	21
Tennessee Valley Authority 5.375% 4/1/56	405	495
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,995
U.S. Treasury Inflation Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,559	3,142
2.125% 2/15/41	258	318
2.5% 1/15/29	1,051	1,339
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	3,643	3,992
1.375% 1/15/20	5,496	6,160
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		14,951
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bills, yield at date of purchase 0% to 0.05% 9/8/11 to 9/15/11 (k)	$ 530	$ 530
U.S. Treasury Bonds 4.375% 5/15/41	12,759	14,565
U.S. Treasury Notes:
0.5% 8/15/14	1,320	1,327
0.625% 7/15/14	1,992	2,010
0.75% 6/15/14	287	291
1% 8/31/16	849	850
1.25% 8/31/15	289	296
1.5% 7/31/16	3,363	3,454
1.875% 9/30/17	79	82
2.125% 8/15/21	940	931
2.375% 8/31/14	20,000	21,209
2.375% 9/30/14	5,000	5,307
2.375% 2/28/15	10,643	11,344
2.625% 7/31/14	6,880	7,338
3.125% 5/15/19	5,000	5,516
3.125% 5/15/21	14,658	15,854
TOTAL U.S. TREASURY OBLIGATIONS		90,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $107,608)		115,850
U.S. Government Agency - Mortgage Securities - 7.4%

Fannie Mae - 5.9%
2.303% 6/1/36 (n)	10	10
2.636% 7/1/37 (n)	33	35
3% 10/1/26 (i)	1,000	1,023
3.5% 10/1/40 to 4/1/41 (j)	2,378	2,397
4% 5/1/26 to 7/1/41	6,245	6,489
4% 9/1/41 (i)(j)	1,000	1,036
4% 9/1/41 (i)(j)	8,000	8,291
4% 9/1/41 (i)(j)	1,000	1,036
4% 9/1/41 (i)(j)	4,000	4,146
4% 9/1/41 (i)(j)	1,000	1,036
4.5% 9/1/26 (i)	100	107
4.5% 6/1/40 to 7/1/41	6,084	6,454
4.5% 9/1/41 (i)(j)	1,000	1,057
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/41 (i)(j)	$ 1,000	$ 1,057
4.5% 9/1/41 (i)(j)	4,000	4,229
4.5% 9/1/41 (i)(j)	1,000	1,057
4.5% 9/1/41 (i)	1,000	1,057
5% 8/1/34 to 8/1/40	2,956	3,196
5% 9/1/41 (i)(j)	1,000	1,077
5% 9/1/41 (i)(j)	500	539
5% 9/1/41 (i)(j)	500	539
5.5% 11/1/33 to 9/1/38 (i)	3,968	4,358
5.5% 9/1/41 (i)(j)	2,000	2,186
5.5% 9/1/41 (i)(j)	1,000	1,093
5.5% 9/1/41 (i)(j)	1,000	1,093
5.5% 9/1/41 (i)(j)	1,000	1,093
6% 11/1/35 to 7/1/38	3,535	3,925
6% 9/1/41 (i)	400	443
TOTAL FANNIE MAE		60,059
Freddie Mac - 1.0%
3.261% 10/1/35 (n)	28	30
4.5% 7/1/39 to 2/1/41 (i)	2,968	3,137
4.5% 9/1/41 (i)(j)	1,000	1,055
4.5% 9/1/41 (i)(j)	500	528
5% 7/1/40 to 11/1/40	2,318	2,498
5.5% 10/1/38 to 11/1/38	2,696	2,941
TOTAL FREDDIE MAC		10,189
Ginnie Mae - 0.5%
3.5% 1/15/41	599	613
4% 9/1/41 (i)	1,000	1,058
4.5% 3/15/39 to 3/20/41	1,991	2,158
5% 12/15/39 to 8/15/40	954	1,056
TOTAL GINNIE MAE		4,885
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,295)		75,133
Asset-Backed Securities - 0.9%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (n)	$ 65	$ 43
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9684% 3/25/34 (n)	0*	0*
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (n)	6	6
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (n)	5	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (n)	23	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)	122	123
Class A4, 3% 10/15/15 (g)	160	165
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Series 2011-1 Class A4, 2.23% 3/15/16	630	651
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	320	329
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	283
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	261
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (n)	4	3
Series 2004-R2 Class M3, 0.7684% 4/25/34 (n)	6	2
Series 2005-R2 Class M1, 0.6684% 4/25/35 (n)	93	81
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (n)	2	1
Series 2004-W11 Class M2, 0.9184% 11/25/34 (n)	25	21
Series 2004-W7 Class M1, 0.7684% 5/25/34 (n)	27	19
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (n)	61	16
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0434% 4/25/34 (n)	120	93
Axon Financial Funding Ltd. 0.8458% 4/4/17 (d)(g)(n)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (g)	300	308
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	490	490
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (n)	66	57
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (n)	0*	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 35	$ 35
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (g)(n)	13	9
Class B, 0.963% 7/20/39 (g)(n)	12	5
Class C, 1.313% 7/20/39 (g)(n)	15	1
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	293
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (n)	52	3
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (n)	82	23
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	591
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,022
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (n)	7	4
Series 2004-4 Class M2, 1.0134% 6/25/34 (n)	27	12
Series 2005-3 Class MV1, 0.6384% 8/25/35 (n)	26	25
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (n)	2	2
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	10	10
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (n)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (n)	13	8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (n)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (g)	490	491
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	114	115
Class A4, 2.98% 8/15/14	200	206
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	343
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7084% 1/25/35 (n)	43	17
Class M4, 0.8984% 1/25/35 (n)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (g)(n)	106	63
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	$ 58	$ 46
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (g)(n)	11	10
Series 2006-2A:
Class A, 0.3872% 11/15/34 (g)(n)	44	37
Class B, 0.4872% 11/15/34 (g)(n)	16	10
Class C, 0.5872% 11/15/34 (g)(n)	27	13
Class D, 0.9572% 11/15/34 (g)(n)	10	2
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (n)	99	61
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (n)	41	2
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (g)(n)	16	7
Class C, 0.7684% 9/25/46 (g)(n)	69	11
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5084% 8/25/33 (n)	33	26
Series 2003-5 Class A2, 0.9184% 12/25/33 (n)	1	1
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (n)	2	2
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (n)	30	29
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (n)	30	25
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (n)	56	19
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	131	132
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (n)	56	44
Class MV1, 0.4484% 11/25/36 (n)	46	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (n)	30	27
Series 2006-A Class 2C, 1.3965% 3/27/42 (n)	43	11
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	22	22
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (n)	4	3
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	1	1
Class C, 5.691% 10/20/28 (g)	0*	0*
Class D, 6.01% 10/20/28 (g)	4	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (n)	20	1
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (n)	36	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (n)	$ 4	$ 3
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (n)	69	50
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (n)	68	48
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (n)	3	2
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (n)	18	12
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (n)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (p)	112	10
Series 2006-4:
Class A1, 0.2484% 3/25/25 (n)	0*	0*
Class D, 1.3184% 5/25/32 (n)	32	0*
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (n)	65	35
Series 2005-D Class M2, 0.6884% 2/25/36 (n)	13	3
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	60	60
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (d)(g)(n)	25	0
Series 2006-1A Class A, 1.613% 3/20/11 (d)(g)(n)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (n)	1	1
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (n)	3	3
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (n)	24	14
Class M4, 1.6684% 9/25/34 (n)	31	13
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (n)	35	32
Class M3, 0.7784% 1/25/36 (n)	22	14
Class M4, 1.0484% 1/25/36 (n)	67	34
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (n)	79	1
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (n)	22	0*
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (n)	0*	0*
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (n)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (n)	65	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (g)(n)	$ 23	$ 22
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (n)	57	26
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (n)	3	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (n)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (g)(n)	59	4
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	370	371
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (g)(n)	81	45
TOTAL ASSET-BACKED SECURITIES (Cost $8,373)		8,706
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (n)	4	2
Class C, 5.6565% 4/10/49 (n)	11	4
Class D, 5.6565% 4/10/49 (n)	6	2
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (n)	22	19
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (n)	35	30
Series 2004-A Class 2A2, 2.8478% 2/25/34 (n)	30	26
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	3	2
Class 2A2, 2.8677% 3/25/34 (n)	12	11
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (n)	93	70
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (n)	55	49
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (n)	12	11
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (n)	75	78
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (n)	$ 47	$ 47
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	84	24
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (g)(n)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (n)	62	55
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (n)	51	46
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (g)(n)	110	109
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.413% 12/20/54 (g)(n)	271	127
Series 2006-2 Class C1, 1.153% 12/20/54 (n)	242	113
Series 2006-3 Class C2, 0.713% 12/20/54 (n)	50	23
Series 2006-4:
Class B1, 0.303% 12/20/54 (n)	169	134
Class C1, 0.593% 12/20/54 (n)	103	48
Class M1, 0.383% 12/20/54 (n)	44	28
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (n)	84	39
Class 1M1, 0.513% 12/20/54 (n)	54	35
Class 2C1, 1.173% 12/20/54 (n)	38	18
Class 2M1, 0.713% 12/20/54 (n)	70	45
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (n)	97	45
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (n)	19	13
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (n)	19	15
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	1	1
Class A3, 5.447% 6/12/47 (n)	142	147
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (n)	87	66
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (n)	57	55
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (n)	66	57
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (n)	152	139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	$ 34	$ 37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (n)	41	26
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (n)	61	41
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (g)(n)	9	9
Class C, 0.397% 6/15/22 (g)(n)	58	54
Class D, 0.407% 6/15/22 (g)(n)	22	21
Class E, 0.417% 6/15/22 (g)(n)	35	33
Class F, 0.447% 6/15/22 (g)(n)	64	58
Class G, 0.517% 6/15/22 (g)(n)	13	12
Class H, 0.537% 6/15/22 (g)(n)	27	23
Class J, 0.577% 6/15/22 (g)(n)	31	27
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (n)	79	75
Series 2005-A2 Class A7, 2.6224% 2/25/35 (n)	45	42
Series 2006-A6 Class A4, 3.1818% 10/25/33 (n)	50	45
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	321	334
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (n)	96	74
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (n)	111	5
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (n)	168	134
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5558% 7/10/35 (g)(n)	33	26
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	7	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (g)(n)	9	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (n)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (n)	24	22
Series 2003-20 Class 1A1, 5.5% 7/25/33	18	18
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (n)	148	107
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (n)	39	36
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (n)	$ 108	$ 89
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (n)	32	31
Series 2004-H Class A1, 2.7828% 6/25/34 (n)	56	53
Series 2004-W Class A9, 2.7617% 11/25/34 (n)	111	101
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (n)	81	73
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (n)	123	109
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (n)	71	63
TOTAL PRIVATE SPONSOR		3,528
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	21	23
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,546)		3,551
Commercial Mortgage Securities - 2.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (n)	55	57
Class A3, 6.8838% 2/14/43 (n)	60	63
Class A6, 7.2038% 2/14/43 (n)	88	92
Class PS1, 1.3868% 2/14/43 (n)(p)	211	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (n)	84	89
Series 2006-5:
Class A2, 5.317% 9/10/47	255	256
Class A3, 5.39% 9/10/47	105	109
Series 2006-6 Class A3, 5.369% 10/10/45	150	157
Series 2007-4 Class A3, 5.798% 2/10/51 (n)	75	79
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	8
Series 2007-3:
Class A3, 5.6242% 6/10/49 (n)	125	131
Class A4, 5.6242% 6/10/49 (n)	156	164
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	174
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer: - continued
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 12	$ 12
Class A4, 4.153% 11/10/38	95	98
Series 2005-1 Class A3, 4.877% 11/10/42	66	66
Series 2007-1 Class A2, 5.381% 1/15/49	171	171
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	19	19
Class K, 6.15% 5/11/35 (g)	35	35
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	233	244
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (g)(n)	32	30
Class D, 0.5672% 3/15/22 (g)(n)	33	31
Class E, 0.6072% 3/15/22 (g)(n)	27	25
Class F, 0.6772% 3/15/22 (g)(n)	28	25
Class G, 0.7372% 3/15/22 (g)(n)	18	16
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (g)(n)	32	31
Class D, 0.4172% 10/15/19 (g)(n)	59	56
Class E, 0.4472% 10/15/19 (g)(n)	55	52
Class F, 0.5172% 10/15/19 (g)(n)	128	120
Class G, 0.5372% 10/15/19 (g)(n)	49	43
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (g)(n)	3	2
Series 2004-1:
Class A, 0.5784% 4/25/34 (g)(n)	42	36
Class B, 2.1184% 4/25/34 (g)(n)	5	3
Class M1, 0.7784% 4/25/34 (g)(n)	4	3
Class M2, 1.4184% 4/25/34 (g)(n)	3	2
Series 2004-2:
Class A, 0.6484% 8/25/34 (g)(n)	33	27
Class M1, 0.7984% 8/25/34 (g)(n)	8	6
Series 2004-3:
Class A1, 0.5884% 1/25/35 (g)(n)	73	57
Class A2, 0.6384% 1/25/35 (g)(n)	10	8
Class M1, 0.7184% 1/25/35 (g)(n)	13	9
Class M2, 1.2184% 1/25/35 (g)(n)	8	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (g)(n)	$ 65	$ 51
Class M1, 0.6484% 8/25/35 (g)(n)	4	2
Class M2, 0.6984% 8/25/35 (g)(n)	6	3
Class M3, 0.7184% 8/25/35 (g)(n)	4	2
Class M4, 0.8284% 8/25/35 (g)(n)	3	2
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (g)(n)	29	22
Class A2, 0.6184% 11/25/35 (g)(n)	24	18
Class M1, 0.6584% 11/25/35 (g)(n)	3	2
Class M2, 0.7084% 11/25/35 (g)(n)	4	2
Class M3, 0.7284% 11/25/35 (g)(n)	4	2
Class M4, 0.8184% 11/25/35 (g)(n)	5	2
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (g)(n)	67	50
Class B1, 1.6184% 1/25/36 (g)(n)	6	1
Class M1, 0.6684% 1/25/36 (g)(n)	22	13
Class M2, 0.6884% 1/25/36 (g)(n)	6	3
Class M3, 0.7184% 1/25/36 (g)(n)	9	5
Class M4, 0.8284% 1/25/36 (g)(n)	5	2
Class M5, 0.8684% 1/25/36 (g)(n)	5	2
Class M6, 0.9184% 1/25/36 (g)(n)	6	2
Series 2006-1:
Class A2, 0.5784% 4/25/36 (g)(n)	10	8
Class M1, 0.5984% 4/25/36 (g)(n)	4	2
Class M2, 0.6184% 4/25/36 (g)(n)	4	2
Class M3, 0.6384% 4/25/36 (g)(n)	3	2
Class M4, 0.7384% 4/25/36 (g)(n)	2	1
Class M5, 0.7784% 4/25/36 (g)(n)	2	1
Class M6, 0.8584% 4/25/36 (g)(n)	4	1
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (g)(n)	173	129
Class A2, 0.4984% 7/25/36 (g)(n)	9	7
Class B1, 1.0884% 7/25/36 (g)(n)	3	1
Class B3, 2.9184% 7/25/36 (g)(n)	5	1
Class M1, 0.5284% 7/25/36 (g)(n)	10	6
Class M2, 0.5484% 7/25/36 (g)(n)	7	4
Class M3, 0.5684% 7/25/36 (g)(n)	6	3
Class M4, 0.6384% 7/25/36 (g)(n)	4	2
Class M5, 0.6884% 7/25/36 (g)(n)	5	2
Class M6, 0.7584% 7/25/36 (g)(n)	7	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (g)(n)	$ 6	$ 1
Class B2, 1.5684% 10/25/36 (g)(n)	5	0*
Class B3, 2.8184% 10/25/36 (g)(n)	2	0*
Class M4, 0.6484% 10/25/36 (g)(n)	7	2
Class M5, 0.6984% 10/25/36 (g)(n)	8	2
Class M6, 0.7784% 10/25/36 (g)(n)	17	2
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (g)(n)	30	21
Class A2, 0.4884% 12/25/36 (g)(n)	153	104
Class B1, 0.9184% 12/25/36 (g)(n)	5	1
Class B2, 1.4684% 12/25/36 (g)(n)	5	1
Class B3, 2.6684% 12/25/36 (g)(n)	8	1
Class M1, 0.5084% 12/25/36 (g)(n)	10	4
Class M2, 0.5284% 12/25/36 (g)(n)	6	2
Class M3, 0.5584% 12/25/36 (g)(n)	6	2
Class M4, 0.6184% 12/25/36 (g)(n)	8	2
Class M5, 0.6584% 12/25/36 (g)(n)	7	2
Class M6, 0.7384% 12/25/36 (g)(n)	6	1
Series 2007-1:
Class A2, 0.4884% 3/25/37 (g)(n)	34	22
Class B1, 0.8884% 3/25/37 (g)(n)	10	1
Class B2, 1.3684% 3/25/37 (g)(n)	7	1
Class B3, 3.5684% 3/25/37 (g)(n)	12	1
Class M1, 0.4884% 3/25/37 (g)(n)	9	3
Class M2, 0.5084% 3/25/37 (g)(n)	7	2
Class M3, 0.5384% 3/25/37 (g)(n)	6	2
Class M4, 0.5884% 3/25/37 (g)(n)	5	1
Class M5, 0.6384% 3/25/37 (g)(n)	8	2
Class M6, 0.7184% 3/25/37 (g)(n)	11	2
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (g)(n)	31	22
Class A2, 0.5384% 7/25/37 (g)(n)	29	17
Class B1, 1.8184% 7/25/37 (g)(n)	9	1
Class B2, 2.4684% 7/25/37 (g)(n)	8	0*
Class B3, 3.5684% 7/25/37 (g)(n)	8	0*
Class M1, 0.5884% 7/25/37 (g)(n)	10	3
Class M2, 0.6284% 7/25/37 (g)(n)	5	1
Class M3, 0.7084% 7/25/37 (g)(n)	5	1
Class M4, 0.8684% 7/25/37 (g)(n)	11	2
Class M5, 0.9684% 7/25/37 (g)(n)	10	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.2184% 7/25/37 (g)(n)	$ 12	$ 1
Series 2007-3:
Class A2, 0.5084% 7/25/37 (g)(n)	38	23
Class B1, 1.1684% 7/25/37 (g)(n)	7	1
Class B2, 1.8184% 7/25/37 (g)(n)	19	2
Class B3, 4.2184% 7/25/37 (g)(n)	8	0*
Class M1, 0.5284% 7/25/37 (g)(n)	7	3
Class M2, 0.5584% 7/25/37 (g)(n)	7	2
Class M3, 0.5884% 7/25/37 (g)(n)	11	3
Class M4, 0.7184% 7/25/37 (g)(n)	18	4
Class M5, 0.8184% 7/25/37 (g)(n)	9	2
Class M6, 1.0184% 7/25/37 (g)(n)	7	1
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (g)(n)	12	0*
Class B2, 3.6684% 9/25/37 (g)(n)	30	0*
Class M1, 1.1684% 9/25/37 (g)(n)	11	1
Class M2, 1.2684% 9/25/37 (g)(n)	11	1
Class M4, 1.8184% 9/25/37 (g)(n)	29	2
Class M5, 1.9684% 9/25/37 (g)(n)	29	1
Class M6, 2.1684% 9/25/37 (g)(n)	29	1
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	152	6
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	367	36
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (g)(n)	20	19
Class J, 1.0572% 3/15/19 (g)(n)	18	16
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (g)(n)	25	23
Class E, 0.5072% 3/15/22 (g)(n)	128	119
Class F, 0.5572% 3/15/22 (g)(n)	78	71
Class G, 0.6072% 3/15/22 (g)(n)	20	18
Class H, 0.7572% 3/15/22 (g)(n)	25	21
Class J, 0.9072% 3/15/22 (g)(n)	25	20
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	12	12
Series 2004-PWR3 Class A3, 4.487% 2/11/41	27	27
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (n)	44	48
Series 2007-PW17 Class A1, 5.282% 6/11/50	13	13
Series 2007-T26 Class A1, 5.145% 1/12/45	11	11
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (g)(n)(p)	$ 529	$ 0*
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	272
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (g)(n)(p)	855	12
Series 2006-T22 Class A4, 5.5338% 4/12/38 (n)	9	10
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (g)(n)	12	6
Class C, 5.7154% 6/11/40 (g)(n)	10	4
Class D, 5.7154% 6/11/40 (g)(n)	10	4
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (g)(n)(p)	6,540	69
Series 2007-T28:
Class A1, 5.422% 9/11/42	1	1
Class X2, 0.1654% 9/11/42 (g)(n)(p)	3,222	21
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (g)(n)	36	25
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	92
Class XCL, 2.2784% 5/15/35 (g)(n)(p)	502	9
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (g)(n)	27	27
Class G, 0.5402% 8/15/21 (g)(n)	20	19
Class H, 0.5802% 8/15/21 (g)(n)	16	15
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	462
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	113	110
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	490	490
Class A4, 5.6978% 12/10/49 (n)	249	269
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	25	25
Class A4, 5.322% 12/11/49	430	447
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class C, 5.476% 12/11/49	141	28
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (n)	75	80
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	$ 225	$ 45
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (g)(n)	198	191
Class C, 0.4772% 4/15/17 (g)(n)	60	58
Class D, 0.5172% 4/15/17 (g)(n)	43	41
Class E, 0.5772% 4/15/17 (g)(n)	14	13
Class F, 0.6172% 4/15/17 (g)(n)	8	7
Class G, 0.7572% 4/15/17 (g)(n)	8	7
Class H, 0.8272% 4/15/17 (g)(n)	8	7
Class J, 1.0572% 4/15/17 (g)(n)	6	5
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (g)(n)	57	54
Class D, 0.5472% 11/15/17 (g)(n)	3	3
Class E, 0.5972% 11/15/17 (g)(n)	11	10
Class F, 0.6572% 11/15/17 (g)(n)	8	8
Class G, 0.7072% 11/15/17 (g)(n)	6	5
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (g)(n)	107	98
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	224
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	127	126
Class AJFX, 5.478% 2/5/19 (g)	200	201
Series 2007-C9 Class A4, 5.8145% 12/10/49 (n)	166	182
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	97
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	431	433
Class A3, 5.542% 1/15/49 (n)	150	158
Series 2007-C3 Class A4, 5.702% 6/15/39 (n)	425	443
Series 2006-C4 Class AAB, 5.439% 9/15/39	420	430
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	68	72
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (g)(n)	268	193
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	75
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer: - continued
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 8	$ 8
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 0.837% 8/15/36 (n)(p)	88	0*
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (g)(n)(p)	151	0*
Series 2006-C1 Class A3, 5.422% 2/15/39 (n)	278	292
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (g)(n)	28	24
Class C:
0.3772% 2/15/22 (g)(n)	84	72
0.4772% 2/15/22 (g)(n)	30	24
Class F, 0.5272% 2/15/22 (g)(n)	60	47
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	1,216	1,216
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (n)(p)	1,172	11
Class B, 5.487% 2/15/40 (g)(n)	115	17
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3	3
Class G, 6.936% 3/15/33 (g)	49	48
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	461
Series 2001-1 Class X1, 1.1681% 5/15/33 (g)(n)(p)	115	1
Series 2007-C1 Class XP, 0.193% 12/10/49 (n)(p)	760	3
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.554% 5/10/43 (n)(p)	274	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (g)(n)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	230
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (g)(n)(p)	957	3
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (n)	198	208
Class A4, 5.881% 7/10/38 (n)	350	381
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (g)(n)(p)	$ 1,672	$ 12
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (g)(n)	17	16
Class F, 0.6451% 6/6/20 (g)(n)	38	34
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(n)	44	42
Class D, 2.3636% 3/6/20 (g)(n)	117	112
Class F, 2.8433% 3/6/20 (g)(n)	4	4
Class G, 3.0177% 3/6/20 (g)(n)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (g)(n)(p)	1,237	7
Series 2006-GG6 Class A2, 5.506% 4/10/38	252	252
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	50	50
Series 2007-GG10:
Class A2, 5.778% 8/10/45	35	35
Class A4, 5.8001% 8/10/45 (n)	256	270
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (n)	199	203
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	175
Class A3, 5.42% 1/15/49	321	340
Series 2005-CB13 Class E, 5.348% 1/12/43 (g)(n)	38	3
Series 2005-LDP3 Class A3, 4.959% 8/15/42	457	469
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	14	3
Class CS, 5.466% 1/15/49 (n)	6	1
Class ES, 5.5379% 1/15/49 (g)(n)	39	3
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	9	9
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (g)(n)	48	44
Class C, 0.4172% 11/15/18 (g)(n)	34	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class D, 0.4372% 11/15/18 (g)(n)	$ 10	$ 9
Class E, 0.4872% 11/15/18 (g)(n)	14	13
Class F, 0.5372% 11/15/18 (g)(n)	22	19
Class G, 0.5672% 11/15/18 (g)(n)	19	16
Class H, 0.7072% 11/15/18 (g)(n)	14	12
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	52
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	31	32
Class A3, 5.336% 5/15/47	31	32
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (n)	263	278
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (n)	211	215
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	21
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (n)	6	3
Class C, 5.7415% 2/12/49 (n)	17	7
Class D, 5.7415% 2/12/49 (n)	18	6
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (n)	58	62
Series 1998-C1 Class D, 6.98% 2/18/30	17	17
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	11	11
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	42	42
Series 2006-C7:
Class A2, 5.3% 11/15/38	70	70
Class A3, 5.347% 11/15/38	56	59
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	1	1
Class A4, 5.424% 2/15/40	210	224
Series 2007-C2 Class A3, 5.43% 2/15/40	146	152
Series 2001-C3 Class B, 6.512% 6/15/36	26	26
Series 2001-C7 Class D, 6.514% 11/15/33	83	83
Series 2005-C3 Class XCP, 0.78% 7/15/40 (n)(p)	171	1
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (n)(p)	346	5
Series 2007-C1 Class XCP, 0.472% 2/15/40 (n)(p)	129	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	94	100
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	80
Class XCP, 0.2822% 9/15/45 (n)(p)	5,628	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (g)(n)	$ 24	$ 22
Class E, 0.4972% 9/15/21 (g)(n)	86	76
Class F, 0.5472% 9/15/21 (g)(n)	52	45
Class G, 0.5672% 9/15/21 (g)(n)	102	85
Class H, 0.6072% 9/15/21 (g)(n)	26	21
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	133
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (n)	59	59
Series 2005-LC1 Class F, 5.3796% 1/12/44 (g)(n)	65	33
Series 2006-C1 Class A2, 5.6285% 5/12/39 (n)	73	75
Series 2007-C1 Class A4, 5.8267% 6/12/50 (n)	284	301
Series 2008-C1 Class A4, 5.69% 2/12/51	160	172
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (n)	31	31
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (n)	80	81
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	64	67
Series 2007-5:
Class A3, 5.364% 8/12/48	499	506
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	91
Series 2007-6:
Class A1, 5.175% 3/12/51	1	1
Class A4, 5.485% 3/12/51 (n)	550	577
Series 2007-7 Class A4, 5.7436% 6/12/50 (n)	263	284
Series 2007-8 Class A1, 4.622% 8/12/49	2	2
Series 2006-4 Class XP, 0.6205% 12/12/49 (n)(p)	925	17
Series 2007-6 Class B, 5.635% 3/12/51 (n)	75	34
Series 2007-7 Class B, 5.7436% 6/12/50 (n)	7	2
Series 2007-8 Class A3, 5.9665% 8/12/49 (n)	65	69
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (g)(n)	16	10
Series 2007-XCLA Class A1, 0.408% 7/17/17 (g)(n)	29	27
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (g)(n)	43	39
Class D, 0.398% 10/15/20 (g)(n)	30	27
Class E, 0.458% 10/15/20 (g)(n)	38	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class F, 0.508% 10/15/20 (g)(n)	$ 23	$ 19
Class G, 0.548% 10/15/20 (g)(n)	28	22
Class H, 0.638% 10/15/20 (g)(n)	18	13
Class J, 0.788% 10/15/20 (g)(n)	20	12
Class MHRO, 0.898% 10/15/20 (g)(n)	18	15
Class MJPM, 1.208% 10/15/20 (g)(n)	1	1
Class NHRO, 1.098% 10/15/20 (g)(n)	27	21
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (g)(n)(p)	198	0*
Series 2005-IQ9 Class A3, 4.54% 7/15/56	104	105
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)	38	39
Series 2007-IQ13 Class A1, 5.05% 3/15/44	5	5
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (g)(n)(p)	444	1
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (g)(n)(p)	668	3
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (n)	44	44
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (n)	94	97
Class A4, 5.73% 10/15/42 (n)	23	25
Series 2006-T23 Class A3, 5.8184% 8/12/41 (n)	38	41
Series 2007-HQ12 Class A2, 5.5923% 4/12/49 (n)	489	493
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	113	117
Class B, 5.7233% 4/15/49 (n)	18	8
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	532	553
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	5	5
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (g)(n)	58	55
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (g)(n)	78	69
Class F, 0.5502% 9/15/21 (g)(n)	85	75
Class G, 0.5702% 9/15/21 (g)(n)	80	68
Class J, 0.8072% 9/15/21 (g)(n)	18	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (g)(n)	$ 5	$ 5
Class AP2, 1.0072% 6/15/20 (g)(n)	9	8
Class F, 0.6872% 6/15/20 (g)(n)	168	109
Class LXR1, 0.9072% 6/15/20 (g)(n)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	80	80
Series 2003-C8 Class A3, 4.445% 11/15/35	281	281
Series 2006-C27 Class A2, 5.624% 7/15/45	2	2
Series 2006-C29 Class A3, 5.313% 11/15/48	199	211
Series 2007-C30:
Class A3, 5.246% 12/15/43	64	65
Class A4, 5.305% 12/15/43	377	388
Class A5, 5.342% 12/15/43	80	83
Series 2007-C31 Class A4, 5.509% 4/15/47	170	181
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (n)	207	209
Class A3, 5.7428% 6/15/49 (n)	127	134
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	36	35
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(n)	58	58
Class 180B, 5.3979% 10/15/41 (g)(n)	26	26
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3592% 12/15/44 (n)	166	126
Class F, 5.3592% 12/15/44 (g)(n)	125	55
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	350	380
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	225	111
Class D, 5.513% 12/15/43 (n)	120	47
Class XP, 0.4412% 12/15/43 (g)(n)(p)	801	8
Series 2007-C31 Class C, 5.6883% 4/15/47 (n)	21	10
Series 2007-C31A Class A2, 5.421% 4/15/47	1,669	1,737
Series 2007-C32:
Class D, 5.7428% 6/15/49 (n)	56	24
Class E, 5.7428% 6/15/49 (n)	89	28
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (n)	50	54
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,209)		25,996
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	$ 100	$ 104
California Gen. Oblig. 7.5% 4/1/34	210	249
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	272
Series 2011, 5.665% 3/1/18	190	204
Series 2011, 5.877% 3/1/19	225	241
TOTAL MUNICIPAL SECURITIES (Cost $983)		1,070
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.05% 1/11/40 (Cost $278)	274	314
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(n) (Cost $7)	8	7
Fixed-Income Funds - 12.0%
	Shares
Fidelity High Income Central Fund 2 (o)	242,304	25,696
Fidelity Mortgage Backed Securities Central Fund (o)	890,207	96,249
TOTAL FIXED-INCOME FUNDS (Cost $115,593)		121,945
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	37,633,573	$ 37,634
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	909,209	909
TOTAL MONEY MARKET FUNDS (Cost $38,543)		38,543
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $996,959)		1,053,618
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(36,624)
NET ASSETS - 100%		$ 1,016,994
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
96 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 5,845	$ (231)

The face value of futures purchased as a percentage of net assets is 0.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000)(m)

	Sept. 2037	$ 180	$ (170)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000)(m)	Sept. 2037	120	(113)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C)(l)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(l)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 380	$ (361)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	67
		$ 7,993	$ (294)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,276,000 or 1.8% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $515,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $321,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
Washington Mutual, Inc.	10/6/08	$ 17
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Corporate Bond 1-10 Year Central Fund	71
Fidelity High Income Central Fund 2	1,659
Fidelity Mortgage Backed Securities Central Fund	2,533
Fidelity Securities Lending Cash Central Fund	39
Total	$ 4,380
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,692	$ -	$ 5,653*	$ -	0.0%
Fidelity High Income Central Fund 2	19,750	6,157	-	25,696	4.0%
Fidelity Mortgage Backed Securities Central Fund	62,901	31,076	-	96,249	0.7%
Total	$ 88,343	$ 37,233	$ 5,653*	$ 121,945
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,980	$ 62,667	$ 2	$ 311
Consumer Staples	67,732	65,964	1,768	-
Energy	72,505	72,067	438	-
Financials	83,767	82,025	1,742	-
Health Care	66,781	66,418	363	-
Industrials	64,545	63,763	782	-
Information Technology	113,495	113,495	-	-
Materials	18,698	18,698	-	-
Telecommunication Services	12,275	12,275	-	-
Utilities	21,268	21,268	-	-
Corporate Bonds	78,457	-	78,457	-
U.S. Government and Government Agency Obligations	115,850	-	115,850	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 75,133	$ -	$ 75,133	$ -
Asset-Backed Securities	8,706	-	8,146	560
Collateralized Mortgage Obligations	3,551	-	3,514	37
Commercial Mortgage Securities	25,996	-	24,170	1,826
Municipal Securities	1,070	-	1,070	-
Foreign Government and Government Agency Obligations	314	-	314	-
Preferred Securities	7	-	7	-
Fixed-Income Funds	121,945	121,945	-	-
Money Market Funds	38,543	38,543	-	-
Total Investments in Securities:	$ 1,053,618	$ 739,128	$ 311,756	$ 2,734
Derivative Instruments:
Assets
Swap Agreements	$ 67	$ -	$ 67	$ -
Liabilities
Futures Contracts	$ (231)	$ (231)	$ -	$ -
Swap Agreements	(361)	-	(283)	(78)
Total Liabilities	$ (592)	$ (231)	$ (283)	$ (78)
Total Derivative Instruments:	$ (525)	$ (231)	$ (216)	$ (78)
Other Financial Instruments:
Forward Commitments	$ 97	$ -	$ 97	$ -
The following is a reconciliation of Investments in Securities and derivative instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,564
Total Realized Gain (Loss)	279
Total Unrealized Gain (Loss)	275
Cost of Purchases	312
Proceeds of Sales	(694)
Amortization/Accretion	148
Transfers in to Level 3	621
Transfers out of Level 3	(1,771)
Ending Balance	$ 2,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 326
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 2
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (361)
Equity Risk
Futures Contracts (a)	-	(231)
Interest Rate Risk
Swap Agreements (b)	67	-
Total Value of Derivatives	$ 67	$ (592)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	30.5%
AAA,AA,A	6.4%
BBB	4.5%
BB	1.2%
B	1.4%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.0%*
Equities	58.0%
Short-Term Investments and Net Other Assets	(2.4)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.0%
United Kingdom	2.7%
Canada	1.3%
France	1.2%
Ireland	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $64,425,000 of which $11,611,000 and $52,814,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $852) - See accompanying schedule: Unaffiliated issuers (cost $842,823)	$ 893,130
Fidelity Central Funds (cost $154,136)	160,488
Total Investments (cost $996,959)		$ 1,053,618
Commitment to sell securities on a delayed delivery basis	(29,456)
Receivable for securities sold on a delayed delivery basis	29,553	97
Receivable for investments sold, regular delivery		10,693
Cash		52
Foreign currency held at value (cost $20)		20
Receivable for fund shares sold		780
Dividends receivable		844
Interest receivable		1,942
Distributions receivable from Fidelity Central Funds		418
Receivable for daily variation margin on futures contracts		62
Swap agreements, at value		67
Other receivables		66
Total assets		1,068,659

Liabilities
Payable for investments purchased Regular delivery	$ 6,033
Delayed delivery	41,008
Payable for swap agreements	4
Payable for fund shares redeemed	1,856
Swap agreements, at value	361
Accrued management fee	340
Distribution and service plan fees payable	392
Other affiliated payables	235
Other payables and accrued expenses	527
Collateral on securities loaned, at value	909
Total liabilities		51,665

Net Assets		$ 1,016,994
Net Assets consist of:
Paid in capital		$ 1,032,948
Undistributed net investment income		2,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,859
Net Assets		$ 1,016,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($214,703 ÷ 14,472.8 shares)	$ 14.83

Maximum offering price per share (100/94.25 of $14.83)	$ 15.73
Class T: Net Asset Value and redemption price per share ($673,030 ÷ 45,012.9 shares)	$ 14.95

Maximum offering price per share (100/96.50 of $14.95)	$ 15.49
Class B: Net Asset Value and offering price per share ($18,601 ÷ 1,255.8 shares)A	$ 14.81

Class C: Net Asset Value and offering price per share ($68,644 ÷ 4,648.8 shares)A	$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,016 ÷ 2,790.6 shares)	$ 15.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 10,257
Interest		11,630
Income from Fidelity Central Funds		4,380
Total income		26,267

Expenses
Management fee	$ 4,245
Transfer agent fees	2,361
Distribution and service plan fees	4,925
Accounting and security lending fees	438
Custodian fees and expenses	201
Independent trustees' compensation	6
Registration fees	85
Audit	120
Legal	16
Miscellaneous	11
Total expenses before reductions	12,408
Expense reductions	(108)	12,300
Net investment income (loss)		13,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,224
Fidelity Central Funds	484
Foreign currency transactions	(74)
Futures contracts	926
Swap agreements	12
Total net realized gain (loss)		100,572
Change in net unrealized appreciation (depreciation) on: Investment securities	8,560
Assets and liabilities in foreign currencies	(3)
Futures contracts	(150)
Swap agreements	14
Delayed delivery commitments	115
Total change in net unrealized appreciation (depreciation)		8,536
Net gain (loss)		109,108
Net increase (decrease) in net assets resulting from operations		$ 123,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,967	$ 15,345
Net realized gain (loss)	100,572	44,956
Change in net unrealized appreciation (depreciation)	8,536	8,858
Net increase (decrease) in net assets resulting from operations	123,075	69,159
Distributions to shareholders from net investment income	(13,611)	(15,844)
Distributions to shareholders from net realized gain	(697)	(1,114)
Total distributions	(14,308)	(16,958)
Share transactions - net increase (decrease)	(34,717)	(57,259)
Total increase (decrease) in net assets	74,050	(5,058)

Net Assets
Beginning of period	942,944	948,002
End of period (including undistributed net investment income of $2,993 and undistributed net investment income of $3,012, respectively)	$ 1,016,994	$ 942,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40
Income from Investment Operations
Net investment income (loss) C	.23	.24	.25	.29	.32
Net realized and unrealized gain (loss)	1.55	.70	(1.93)	(1.42)	1.84
Total from investment operations	1.78	.94	(1.68)	(1.13)	2.16
Distributions from net investment income	(.23)	(.24)	(.21)	(.36)	(.34)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.24)	(.26) G	(.26)	(1.69)	(1.19)
Net asset value, end of period	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Total Return A,B	13.34%	7.44%	(11.30)%	(7.52)%	13.55%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of fee waivers, if any	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of all reductions	.99%	.99%	1.06%	.97%	.97%
Net investment income (loss)	1.53%	1.76%	2.24%	1.82%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 203	$ 213	$ 270	$ 266
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50
Income from Investment Operations
Net investment income (loss) C	.20	.21	.23	.25	.28
Net realized and unrealized gain (loss)	1.56	.72	(1.95)	(1.44)	1.85
Total from investment operations	1.76	.93	(1.72)	(1.19)	2.13
Distributions from net investment income	(.20)	(.21)	(.19)	(.31)	(.29)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.21)	(.23) G	(.24)	(1.64)	(1.14)
Net asset value, end of period	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Total Return A,B	13.09%	7.32%	(11.54)%	(7.77)%	13.32%
Ratios to Average Net Assets D,F
Expenses before reductions	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of fee waivers, if any	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of all reductions	1.19%	1.21%	1.29%	1.20%	1.20%
Net investment income (loss)	1.33%	1.54%	2.01%	1.59%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 673	$ 619	$ 621	$ 778	$ 948
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35
Income from Investment Operations
Net investment income (loss) C	.11	.13	.16	.16	.18
Net realized and unrealized gain (loss)	1.54	.71	(1.92)	(1.43)	1.82
Total from investment operations	1.65	.84	(1.76)	(1.27)	2.00
Distributions from net investment income	(.10)	(.13)	(.13)	(.21)	(.18)
Distributions from net realized gain	(.01)	(.02)	(.04)	(1.33)	(.85)
Total distributions	(.11)	(.15) G	(.17)	(1.54)	(1.03)
Net asset value, end of period	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Total Return A,B	12.42%	6.66%	(11.98)%	(8.31)%	12.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of fee waivers, if any	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of all reductions	1.79%	1.81%	1.83%	1.78%	1.80%
Net investment income (loss)	.73%	.94%	1.46%	1.00%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 24	$ 29	$ 45	$ 64
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34
Income from Investment Operations
Net investment income (loss) C	.12	.13	.17	.16	.19
Net realized and unrealized gain (loss)	1.55	.71	(1.93)	(1.41)	1.82
Total from investment operations	1.67	.84	(1.76)	(1.25)	2.01
Distributions from net investment income	(.12)	(.15)	(.13)	(.23)	(.20)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.13)	(.16) G	(.18)	(1.56)	(1.05)
Net asset value, end of period	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Total Return A,B	12.59%	6.69%	(12.02)%	(8.22)%	12.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of fee waivers, if any	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of all reductions	1.73%	1.75%	1.81%	1.74%	1.74%
Net investment income (loss)	.79%	1.00%	1.48%	1.05%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 62	$ 61	$ 79	$ 82
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60
Income from Investment Operations
Net investment income (loss) B	.28	.28	.28	.33	.38
Net realized and unrealized gain (loss)	1.57	.72	(1.95)	(1.44)	1.86
Total from investment operations	1.85	1.00	(1.67)	(1.11)	2.24
Distributions from net investment income	(.27)	(.28)	(.25)	(.40)	(.39)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.28)	(.30) F	(.30)	(1.73)	(1.24)
Net asset value, end of period	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Total Return A	13.69%	7.81%	(11.07)%	(7.29)%	13.92%
Ratios to Average Net Assets C,E
Expenses before reductions	.71%	.73%	.79%	.71%	.68%
Expenses net of fee waivers, if any	.71%	.73%	.79%	.71%	.68%
Expenses net of all reductions	.70%	.72%	.78%	.70%	.67%
Net investment income (loss)	1.82%	2.03%	2.51%	2.09%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 34	$ 24	$ 29	$ 32
Portfolio turnover rate D	146% G	116%	215% G	103% G	88% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 88,468
Gross unrealized depreciation	(41,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,840

Tax Cost	$ 1,006,778

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,255
Capital loss carryforward	$ (64,425)
Net unrealized appreciation (depreciation)	$ 46,252

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 14,308	$ 16,958

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (58)	$ 53
Equity Risk
Futures Contracts	926	(150)
Interest Rate Risk
Swap Agreements	70	(39)
Totals (a)(b)(c)	$ 938	$ (136)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $926 for futures contracts and $12 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(150) for futures contracts and $14 for swap agreements.

Annual Report

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $380 representing 0.04% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $892,204 and $910,490, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 553	$ 6
Class T	.25%	.25%	3,445	21
Class B	.75%	.25%	226	169
Class C	.75%	.25%	701	73
			$ 4,925	$ 269

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	24
Class B*	56
Class C*	6
$ 155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 565.26
Class T	1,465.21
Class B	68.30
Class C	175.25
Institutional Class	88.22
	$ 2,361

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 52 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $5,653 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $484 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $108 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 3,331	$ 4,084
Class T	8,883	10,195
Class B	152	279
Class C	543	700
Institutional Class	702	586
Total	$ 13,611	$ 15,844

Annual Report

11. Distributions to Shareholders - continued

Years ended August 31,	2011	2010
From net realized gain
Class A	$ 150	$ 257
Class T	459	723
Class B	17	32
Class C	47	73
Institutional Class	24	29
Total	$ 697	$ 1,114

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	3,246	3,445	$ 48,790	$ 46,214
Reinvestment of distributions	219	311	3,283	4,153
Shares redeemed	(4,258)	(5,395)	(63,406)	(72,407)
Net increase (decrease)	(793)	(1,639)	$ (11,333)	$ (22,040)
Class T
Shares sold	10,027	10,287	$ 151,785	$ 139,493
Reinvestment of distributions	586	775	8,859	10,439
Shares redeemed	(11,835)	(13,729)	(178,889)	(185,874)
Net increase (decrease)	(1,222)	(2,667)	$ (18,245)	$ (35,942)
Class B
Shares sold	81	313	$ 1,198	$ 4,209
Reinvestment of distributions	10	22	155	288
Shares redeemed	(649)	(806)	(9,688)	(10,844)
Net increase (decrease)	(558)	(471)	$ (8,335)	$ (6,347)
Class C
Shares sold	963	851	$ 14,419	$ 11,369
Reinvestment of distributions	35	51	526	685
Shares redeemed	(1,060)	(1,014)	(15,781)	(13,574)
Net increase (decrease)	(62)	(112)	$ (836)	$ (1,520)
Institutional Class
Shares sold	1,080	963	$ 16,651	$ 13,098
Reinvestment of distributions	47	44	711	594
Shares redeemed	(877)	(373)	(13,330)	(5,102)
Net increase (decrease)	250	634	$ 4,032	$ 8,590

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 10.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,200,705 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 14%, 51%, 58%, 61% and 63%; Class T designates 16%, 59%, 58%, 75% and 72%; Class B designates 27%, 100%, 58%, 100% and 100%; and Class C designates 24%, 100%, 58%, 100% and 100%; of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011, and July 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 20%, 69%, 78%, 87% and 88%; Class T designates 22%, 80%, 78%, 100%, and 100%; Class B designates 36%, 100%, 78%, 100% and 100%; and Class C designates 32%, 100%, 78%, 100% and 100%; of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011, and July 2011, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Balanced Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-UANN-1011
1.786673.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Balanced Fund -
Institutional Class

Annual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Notes to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Notes to shareholders

The following changes to Fidelity Advisor® Balanced Fund were effective as of March 7, 2011:

• Matthew Friedman is no longer Co-Portfolio Manager of the fund's energy sector investments, which are solely managed by Co-Portfolio Manager Nathan Strik.

• Peter Saperstone was named Co-Portfolio Manager, replacing John Roth in managing the fund's consumer discretionary sector investments.

• The Multi-Manager Group (MMG) was renamed the Stock Selector Large Cap Group, recognizing stock selection as the dominant driver of performance within the portfolios it manages. There is no change in philosophy or process. The group includes experienced portfolio managers who are specialists in one or more market sectors and manage the equity portion of the fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class	13.69%	2.86%	4.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Institutional Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the year ending August 31, 2011, despite finishing in a four-month downturn that intensified in the two weeks preceding the August 5 news that Standard & Poor's had lowered its long-term sovereign credit rating of the United States. The downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety. For the year, the large-cap laden S&P 500® Index gained 18.50% and the blue-chip Dow Jones Industrial AverageSM advanced 19.03%. The technology-heavy Nasdaq Composite® Index fared even better, climbing 23.19%. Small and mid-sized stocks beat their larger-cap counterparts, as the Russell 2000® and Russell Midcap® indexes added 22.19% and 21.28%, respectively. Solid returns for equities brought about more-tempered gains for fixed-income markets. The Barclays Capital® U.S. Aggregate Bond Index - a proxy for investment-grade debt - rose 4.62%. Higher-risk bond categories fared best, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 8.15%. Bonds backed by the U.S. government were among the weakest performers, with the Barclays Capital® U.S. Treasury Bond Index adding 4.17%, while short-term assets fared the worst, as gauged by the 0.16% increase in the Barclays Capital U.S. 3 Month Treasury Bellwether Index.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Institutional Class shares returned 13.69%, outperforming the 13.05% advance of the Fidelity Balanced 60/40 Composite Index, a hypothetical blend of the total returns of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. The fund was aided by security selection in equities and investment-grade bonds. In terms of asset allocation, overweighting equities and underweighting investment-grade bonds contributed, while a small stake in high-yield bonds nicked relative performance. On an individual security basis, limited exposure to Bank of America was beneficial, as its shares fell sharply due to concern about capital requirements. Not owning networking gear maker and index component Cisco Systems and largely avoiding computer and peripherals firm Hewlett-Packard helped, as both lost ground. Conversely, not owning IBM and underweighting integrated energy firm Chevron hurt because both stocks saw strong advances. An out-of-index position in health information services provider WebMD Health detracted, mainly because its shares plunged in July. Some stocks mentioned were not held at period end.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.99%
Actual		$ 1,000.00	$ 963.60	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,020.21	$ 5.04
Class T	1.19%
Actual		$ 1,000.00	$ 962.30	$ 5.89
Hypothetical A		$ 1,000.00	$ 1,019.21	$ 6.06
Class B	1.78%
Actual		$ 1,000.00	$ 959.50	$ 8.79
Hypothetical A		$ 1,000.00	$ 1,016.23	$ 9.05
Class C	1.73%
Actual		$ 1,000.00	$ 960.50	$ 8.55
Hypothetical A		$ 1,000.00	$ 1,016.48	$ 8.79
Institutional Class	.70%
Actual		$ 1,000.00	$ 965.50	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.6
Microsoft Corp.	1.5	1.0
Procter & Gamble Co.	1.3	1.2
The Coca-Cola Co.	1.2	1.0
Google, Inc. Class A	1.1	0.1
	7.9
Top Five Bond Issuers as of August 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.3	10.0
U.S. Treasury Obligations	10.3	11.7
Freddie Mac	3.5	2.1
Ginnie Mae	2.3	2.1
Wachovia Bank Commercial Mortgage Trust	0.5	0.5
	29.9
Top Five Market Sectors as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.4	13.7
Information Technology	11.6	11.6
Energy	8.4	9.2
Consumer Discretionary	7.3	7.6
Consumer Staples	7.2	6.5
Asset Allocation (% of fund's net assets)
As of August 31, 2011*	As of February 28, 2011**
Stocks and Equity Futures 58.0%	Stocks and Equity Futures 60.9%
Bonds 44.0%	Bonds 40.2%
Convertible Securities 0.1%	Convertible Securities 0.0%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (2.4)%	Short-Term Investments and Net Other Assets*** (1.4)%

* Foreign investments	12.0%	** Foreign investments	11.6%
*** Short-term Investments and Net Other Assets are not included in the pie chart
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	18,449	$ 2
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc.	71,293	1,966
Betfair Group PLC	107,905	1,080
Las Vegas Sands Corp. (a)	81,246	3,784
Pinnacle Entertainment, Inc. (a)	89,910	1,234
Starbucks Corp.	106,359	4,108
Yum! Brands, Inc.	88,908	4,834
		17,006
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	21,121	4,547
Priceline.com, Inc. (a)	10,223	5,492
		10,039
Media - 1.8%
DIRECTV (a)	133,071	5,851
Focus Media Holding Ltd. ADR (a)	19,604	615
Legend Pictures LLC (a)(q)(r)	415	311
The Walt Disney Co.	165,026	5,621
Time Warner, Inc.	203,973	6,458
		18,856
Multiline Retail - 0.4%
Dollar General Corp. (a)	116,083	4,249
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	54,689	3,479
Limited Brands, Inc.	91,737	3,462
TJX Companies, Inc.	22,100	1,207
		8,148
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	30,103	824
Under Armour, Inc. Class A (sub. vtg.) (a)	12,584	892
VF Corp.	16,383	1,918
		3,634
TOTAL CONSUMER DISCRETIONARY		61,934
CONSUMER STAPLES - 6.7%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	32,026	1,768
Carlsberg A/S Series B	2,279	171
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	5,004	$ 280
Coca-Cola FEMSA SAB de CV sponsored ADR	3,562	352
Coca-Cola Icecek AS	24,062	299
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,170	362
Constellation Brands, Inc. Class A (sub. vtg.) (a)	112,732	2,229
Diageo PLC sponsored ADR	28,763	2,309
Embotelladora Andina SA sponsored ADR	13,174	361
Molson Coors Brewing Co. Class B	53,397	2,336
PepsiCo, Inc.	57,516	3,706
Pernod-Ricard SA	18,896	1,697
Remy Cointreau SA	8,581	756
The Coca-Cola Co.	165,675	11,672
		28,298
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	166,884	5,993
Drogasil SA	20,000	157
Fresh Market, Inc.	700	27
Walgreen Co.	29,951	1,055
		7,232
Food Products - 0.4%
Archer Daniels Midland Co.	9,531	271
Bunge Ltd.	16,305	1,055
Danone	8,396	574
Green Mountain Coffee Roasters, Inc. (a)	2,211	232
Nestle SA	15,507	960
Unilever NV (NY Reg.)	30,561	1,039
Viterra, Inc.	16,200	172
		4,303
Household Products - 1.5%
Colgate-Palmolive Co.	16,616	1,495
Procter & Gamble Co.	205,039	13,057
Spectrum Brands Holdings, Inc. (a)	13,106	351
		14,903
Personal Products - 0.3%
Avon Products, Inc.	51,682	1,166
L'Oreal SA	15,100	1,644
Nu Skin Enterprises, Inc. Class A	4,300	182
		2,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	31,897	$ 867
British American Tobacco PLC sponsored ADR	77,154	6,914
Philip Morris International, Inc.	26,947	1,868
Souza Cruz Industria Comerico	28,450	355
		10,004
TOTAL CONSUMER STAPLES		67,732
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Aker Solutions ASA	26,900	351
Baker Hughes, Inc.	68,960	4,214
C&J Energy Services, Inc. (a)(g)	18,600	438
Discovery Offshore S.A. (a)(g)	50,600	75
Ensco International Ltd. ADR	27,666	1,335
Halliburton Co.	124,292	5,515
Kvaerner ASA (a)	26,900	52
National Oilwell Varco, Inc.	35,490	2,347
Noble Corp.	54,375	1,836
Ocean Rig UDW, Inc. (a)	5,200	78
Oceaneering International, Inc.	28,900	1,234
Saipem SpA	17,033	765
Schlumberger Ltd.	28,816	2,251
TETRA Technologies, Inc. (a)	21,400	219
Transocean Ltd. (United States)	33,564	1,880
Vantage Drilling Co. (a)	232,300	355
		22,945
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	42,259	1,398
Anadarko Petroleum Corp.	40,248	2,968
Apache Corp.	43,543	4,488
BP PLC sponsored ADR	45,178	1,780
Canadian Natural Resources Ltd.	37,100	1,402
CVR Energy, Inc. (a)	20,131	573
Exxon Mobil Corp.	101,734	7,532
Falkland Oil & Gas Ltd. (a)	30,031	27
HollyFrontier Corp.	50,561	3,628
InterOil Corp. (a)	14,126	895
Marathon Oil Corp.	101,000	2,719
Marathon Petroleum Corp.	53,450	1,981
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	10,878	$ 619
Occidental Petroleum Corp.	34,086	2,957
Petrobank Energy & Resources Ltd. (a)	42,613	517
Petrominerales Ltd.	20,400	637
Resolute Energy Corp. (a)	42,703	576
Rockhopper Exploration PLC (a)	10,100	35
Rodinia Oil Corp. (a)	22,000	25
Royal Dutch Shell PLC:
Class A sponsored ADR	3,429	230
Class B sponsored ADR	136,212	9,192
Talisman Energy, Inc.	96,800	1,618
Western Refining, Inc. (a)	35,530	620
Whiting Petroleum Corp. (a)	22,136	1,043
Williams Companies, Inc.	77,800	2,100
		49,560
TOTAL ENERGY		72,505
FINANCIALS - 8.2%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	26,600	1,216
E*TRADE Financial Corp. (a)	68,000	840
Evercore Partners, Inc. Class A	13,500	354
ICAP PLC	44,800	346
Invesco Ltd.	38,862	711
Morgan Stanley	141,760	2,481
State Street Corp.	122,322	4,345
TD Ameritrade Holding Corp.	54,300	835
		11,128
Commercial Banks - 2.4%
Banco Macro SA sponsored ADR	6,866	186
BB&T Corp.	45,845	1,022
CIT Group, Inc. (a)	10,064	348
FirstMerit Corp.	48,056	599
Huntington Bancshares, Inc.	273,895	1,378
Regions Financial Corp.	107,800	489
SunTrust Banks, Inc.	58,228	1,159
Synovus Financial Corp. (f)	327,405	475
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	331,440	$ 7,693
Wells Fargo & Co.	413,816	10,801
		24,150
Consumer Finance - 0.5%
Capital One Financial Corp.	53,148	2,447
Discover Financial Services	29,396	740
Green Dot Corp. Class A (a)	11,531	377
Promise Co. Ltd. (a)	59,550	426
SLM Corp.	78,664	1,080
		5,070
Diversified Financial Services - 1.1%
African Bank Investments Ltd.	116,600	593
Citigroup, Inc.	263,895	8,194
CME Group, Inc.	5,558	1,485
NBH Holdings Corp. Class A (a)(g)	28,500	485
		10,757
Insurance - 2.1%
ACE Ltd.	32,307	2,086
Amlin PLC	130,375	660
Aon Corp.	38,191	1,785
Berkshire Hathaway, Inc.:
Class A (a)	7	768
Class B (a)	99,028	7,229
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,800	2,339
Fidelity National Financial, Inc. Class A	27,390	465
Genworth Financial, Inc. Class A (a)	23,700	164
MetLife, Inc.	127,662	4,289
The Chubb Corp.	23,721	1,468
Validus Holdings Ltd.	18,579	480
		21,733
Real Estate Investment Trusts - 0.7%
American Capital Agency Corp.	22,800	650
Annaly Capital Management, Inc.	35,588	645
Camden Property Trust (SBI)	13,488	901
Equity Lifestyle Properties, Inc.	6,000	414
Prologis, Inc.	63,522	1,730
Public Storage	20,023	2,477
The Macerich Co.	16,870	827
		7,644
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	1,038,000	$ 390
BR Malls Participacoes SA	64,600	720
CB Richard Ellis Group, Inc. Class A (a)	3,955	60
Indiabulls Real Estate Ltd. (a)	159,597	296
PT Lippo Karawaci Tbk	6,034,125	535
		2,001
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	92,319	1,274
Washington Mutual, Inc. (a)(r)	130,000	10
		1,284
TOTAL FINANCIALS		83,767
HEALTH CARE - 6.6%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	14,030	813
Amgen, Inc.	105,134	5,825
AVEO Pharmaceuticals, Inc. (a)	19,973	339
AVEO Pharmaceuticals, Inc.	3,908	66
Biogen Idec, Inc. (a)	30,926	2,913
BioMarin Pharmaceutical, Inc. (a)	30,405	900
Gilead Sciences, Inc. (a)	69,122	2,757
Medivir AB (B Shares) (a)	16,254	249
ONYX Pharmaceuticals, Inc. (a)	12,331	420
		14,282
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	81,478	4,561
Boston Scientific Corp. (a)	272,161	1,845
C. R. Bard, Inc.	14,362	1,368
Covidien PLC	112,893	5,891
Edwards Lifesciences Corp. (a)	27,148	2,048
Mako Surgical Corp. (a)	31,286	1,123
Quidel Corp. (a)	55,670	851
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	128,000	161
William Demant Holding A/S (a)	3,469	287
		18,135
Health Care Providers & Services - 1.4%
CIGNA Corp.	38,139	1,783
Express Scripts, Inc. (a)	4,600	216
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	33,900	$ 2,234
McKesson Corp.	56,808	4,541
Omnicare, Inc.	41,400	1,230
Shanghai Pharma Holding Co. Ltd. (H Shares)	3,500	7
UnitedHealth Group, Inc.	86,951	4,132
		14,143
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	37,378	2,053
Pharmaceuticals - 1.8%
Bayer AG	5,964	385
Merck & Co., Inc.	91,468	3,029
Novo Nordisk A/S Series B	3,411	363
Pfizer, Inc.	396,091	7,518
Sanofi-Aventis sponsored ADR	68,500	2,505
Shire PLC sponsored ADR	27,833	2,703
Valeant Pharmaceuticals International, Inc. (Canada)	37,140	1,665
		18,168
TOTAL HEALTH CARE		66,781
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.5%
Bombardier, Inc. Class B (sub. vtg.)	228,900	1,115
Goodrich Corp.	32,862	2,931
Honeywell International, Inc.	66,176	3,164
MTU Aero Engines Holdings AG	9,974	679
Precision Castparts Corp.	22,335	3,660
Safran SA	38,962	1,513
Textron, Inc.	76,312	1,287
The Boeing Co.	64,683	4,325
United Technologies Corp.	86,846	6,448
		25,122
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	15,434	1,088
Building Products - 0.2%
Armstrong World Industries, Inc.	16,644	670
Lennox International, Inc.	17,533	547
Owens Corning (a)	42,544	1,236
		2,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	67,459	$ 2,048
Stericycle, Inc. (a)	12,978	1,138
Swisher Hygiene, Inc.	78,700	352
		3,538
Construction & Engineering - 0.2%
Fluor Corp.	21,400	1,299
Foster Wheeler AG (a)	40,100	984
		2,283
Electrical Equipment - 0.7%
Acuity Brands, Inc.	17,725	816
Alstom SA	26,953	1,252
Cooper Industries PLC Class A	21,420	1,015
Emerson Electric Co.	40,018	1,863
GrafTech International Ltd. (a)	48,367	759
Regal-Beloit Corp.	29,665	1,744
		7,449
Industrial Conglomerates - 1.0%
Danaher Corp.	66,365	3,040
General Electric Co.	339,301	5,534
Tyco International Ltd.	36,942	1,536
		10,110
Machinery - 0.5%
Caterpillar, Inc.	10,537	959
Cummins, Inc.	17,611	1,636
Fanuc Corp.	4,700	782
Pall Corp.	11,900	608
Vallourec SA (f)	6,683	602
		4,587
Professional Services - 0.1%
CoStar Group, Inc. (a)	10,686	547
Road & Rail - 0.7%
CSX Corp.	138,116	3,030
Union Pacific Corp.	47,068	4,338
		7,368
TOTAL INDUSTRIALS		64,545
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.2%
Ciena Corp. (a)	35,539	$ 435
Meru Networks, Inc. (a)	9,366	86
Nokia Corp. sponsored ADR (f)	97,100	625
QUALCOMM, Inc.	215,544	11,092
		12,238
Computers & Peripherals - 3.4%
Apple, Inc. (a)	74,199	28,551
Dell, Inc. (a)	84,646	1,258
EMC Corp. (a)	166,988	3,772
Imagination Technologies Group PLC (a)	9,369	54
SanDisk Corp. (a)	30,734	1,126
		34,761
Electronic Equipment & Components - 0.0%
TPK Holdings Co.	1,550	38
Internet Software & Services - 1.6%
Baidu.com, Inc. sponsored ADR (a)	22,095	3,221
Dice Holdings, Inc. (a)	42,670	431
Google, Inc. Class A (a)	21,439	11,598
Mail.ru Group Ltd. GDR (a)(g)	16,400	590
Renren, Inc. ADR (f)	56,400	414
WebMD Health Corp. (a)	13,057	461
		16,715
IT Services - 0.6%
Accenture PLC Class A	62,482	3,348
Cognizant Technology Solutions Corp. Class A (a)	13,608	863
MasterCard, Inc. Class A	2,100	692
Visa, Inc. Class A	8,193	720
		5,623
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	112,232	3,706
ARM Holdings PLC sponsored ADR	66,832	1,843
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	60,045	2,118
Avago Technologies Ltd.	62,498	2,069
Inotera Memories, Inc. (a)	1,523,205	351
International Rectifier Corp. (a)	29,352	669
Intersil Corp. Class A	94,261	1,059
KLA-Tencor Corp.	18,624	683
Lam Research Corp. (a)	10,871	404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	237,697	$ 3,126
Micron Technology, Inc. (a)	599,189	3,541
Nanya Technology Corp. (a)	597,799	108
Omnivision Technologies, Inc. (a)	5,820	107
RF Micro Devices, Inc. (a)	45,340	282
Skyworks Solutions, Inc. (a)	36,888	761
TriQuint Semiconductor, Inc. (a)	26,455	201
		21,028
Software - 2.3%
Ariba, Inc. (a)	46,732	1,268
Check Point Software Technologies Ltd. (a)	79,694	4,339
Intuit, Inc.	22,114	1,091
Microsoft Corp.	553,490	14,723
Nuance Communications, Inc. (a)	37,705	700
Oracle Corp.	31,463	883
QLIK Technologies, Inc. (a)	3,470	88
		23,092
TOTAL INFORMATION TECHNOLOGY		113,495
MATERIALS - 1.8%
Chemicals - 1.2%
Albemarle Corp.	11,933	605
Ashland, Inc.	23,760	1,260
Celanese Corp. Class A	28,100	1,321
CF Industries Holdings, Inc.	7,500	1,371
Dow Chemical Co.	27,091	771
LyondellBasell Industries NV Class A	36,006	1,248
Monsanto Co.	30,469	2,100
Praxair, Inc.	18,800	1,852
The Mosaic Co.	19,525	1,389
W.R. Grace & Co. (a)	7,700	304
		12,221
Containers & Packaging - 0.2%
Ball Corp.	37,600	1,351
Rock-Tenn Co. Class A	13,900	746
		2,097
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	62,551	2,608
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	21,483	$ 890
Walter Energy, Inc.	10,796	882
		4,380
TOTAL MATERIALS		18,698
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	153,288	5,541
Verizon Communications, Inc.	51,986	1,880
		7,421
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	69,144	3,724
MetroPCS Communications, Inc. (a)	47,727	533
Sprint Nextel Corp. (a)	158,862	597
		4,854
TOTAL TELECOMMUNICATION SERVICES		12,275
UTILITIES - 2.1%
Electric Utilities - 1.1%
Edison International	75,010	2,790
Exelon Corp.	47,556	2,051
FirstEnergy Corp.	49,873	2,207
NextEra Energy, Inc.	65,633	3,723
		10,771
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	61,006	2,348
NRG Energy, Inc. (a)	31,902	748
The AES Corp. (a)	126,887	1,378
		4,474
Multi-Utilities - 0.6%
Dominion Resources, Inc.	6,200	302
PG&E Corp.	33,652	1,425
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	64,879	$ 2,214
Sempra Energy	39,650	2,082
		6,023
TOTAL UTILITIES		21,268
TOTAL COMMON STOCKS (Cost $553,599)		583,000
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	6,280	1,046
TOTAL PREFERRED STOCKS (Cost $1,115)		1,046
Nonconvertible Bonds - 7.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 45	45
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
5.875% 1/15/36	169	173
6.375% 6/15/14	369	412
		589
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	613
Comcast Corp.:
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.7% 5/15/18	$ 515	$ 596
6.4% 3/1/40	487	552
6.45% 3/15/37	238	264
Discovery Communications LLC:
3.7% 6/1/15	260	278
6.35% 6/1/40	236	266
NBCUniversal Media LLC:
3.65% 4/30/15	137	145
5.15% 4/30/20	431	477
6.4% 4/30/40	309	349
News America Holdings, Inc. 7.75% 12/1/45	510	601
News America, Inc.:
6.15% 3/1/37	235	245
6.15% 2/15/41	218	227
Time Warner Cable, Inc.:
5.4% 7/2/12	19	20
5.85% 5/1/17	363	409
6.2% 7/1/13	18	20
6.75% 7/1/18	439	517
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	259
Viacom, Inc.:
3.5% 4/1/17	583	603
6.75% 10/5/37	105	122
		6,619
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	19
TOTAL CONSUMER DISCRETIONARY		7,272
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	4	4
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14	$ 358	$ 404
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
		433
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	136	138
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	439
5.625% 11/1/11	4	4
6.125% 2/1/18	416	492
6.5% 8/11/17	375	453
		1,388
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	13
9.7% 11/10/18	962	1,270
Philip Morris International, Inc. 4.875% 5/16/13	291	310
Reynolds American, Inc.:
6.75% 6/15/17	23	27
7.25% 6/15/37	409	456
		2,076
TOTAL CONSUMER STAPLES		4,035
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	327	360
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	390
6.5% 4/1/20	24	27
Noble Holding International Ltd. 3.45% 8/1/15	20	21
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		832
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 673	$ 777
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	38
5.7% 5/15/17	9	11
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	423
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
EnCana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	31	32
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	215	229
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	384
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	181
6.85% 1/15/40 (g)	223	284
Nakilat, Inc. 6.067% 12/31/33 (g)	279	301
Nexen, Inc.:
5.2% 3/10/15	7	8
5.875% 3/10/35	355	335
6.2% 7/30/19	19	22
6.4% 5/15/37	290	298
NGPL PipeCo LLC 6.514% 12/15/12 (g)	273	282
Pemex Project Funding Master Trust 0.8529% 12/3/12 (g)(n)	200	200
Petro-Canada:
6.05% 5/15/18	150	174
6.8% 5/15/38	395	462
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	363
5.75% 1/20/20	606	657
7.875% 3/15/19	399	485
Petroleos Mexicanos:
5.5% 1/21/21 (g)	369	401
6% 3/5/20	21	24
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	214
4.25% 9/1/12	16	17
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5% 2/1/21	$ 117	$ 124
6.125% 1/15/17	205	235
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	14	16
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	250	259
5.5% 9/30/14 (g)	250	276
6.332% 9/30/27 (g)	380	425
6.75% 9/30/19 (g)	250	300
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	22	24
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
4.6% 6/15/21	90	93
Suncor Energy, Inc. 6.1% 6/1/18	395	458
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	390
Western Gas Partners LP 5.375% 6/1/21	393	414
XTO Energy, Inc. 4.9% 2/1/14	9	10
		9,796
TOTAL ENERGY		10,628
FINANCIALS - 3.8%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	17	18
BlackRock, Inc. 4.25% 5/24/21	165	168
Goldman Sachs Group, Inc.:
3.7% 8/1/15	350	354
5.25% 7/27/21	156	158
5.625% 1/15/17	500	518
5.95% 1/18/18	32	34
6% 6/15/20	600	640
6.15% 4/1/18	36	38
6.75% 10/1/37	187	177
Janus Capital Group, Inc. 5.875% 9/15/11 (e)	19	19
JPMorgan Chase Capital XX 6.55% 9/29/36	235	233
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	993
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 31	$ 35
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	160	164
6.4% 8/28/17	61	62
Morgan Stanley:
4.75% 4/1/14	335	340
5.5% 7/28/21	359	358
6% 5/13/14	1,998	2,097
6.625% 4/1/18	600	642
Northern Trust Corp. 3.375% 8/23/21	92	92
		7,152
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	800	783
Credit Suisse New York Branch 6% 2/15/18	632	665
Discover Bank 8.7% 11/18/19	445	524
Fifth Third Bancorp:
3.625% 1/25/16	206	209
8.25% 3/1/38	94	106
Fifth Third Bank 4.75% 2/1/15	250	267
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	233	216
HBOS PLC 6.75% 5/21/18 (g)	180	166
Huntington Bancshares, Inc. 7% 12/15/20	97	111
JPMorgan Chase Bank 6% 10/1/17	250	280
KeyBank NA:
5.45% 3/3/16	294	319
5.8% 7/1/14	322	352
KeyCorp. 5.1% 3/24/21	192	196
Marshall & Ilsley Bank:
5% 1/17/17	231	248
5.25% 9/4/12	112	115
Regions Bank:
6.45% 6/26/37	402	343
7.5% 5/15/18	282	275
Regions Financial Corp.:
0.4165% 6/26/12 (n)	11	11
5.75% 6/15/15	73	69
7.75% 11/10/14	229	227
SunTrust Banks, Inc. 3.6% 4/15/16	327	328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 5	$ 5
Wachovia Corp. 5.625% 10/15/16	27	30
Wells Fargo & Co.:
3.625% 4/15/15	218	228
3.676% 6/15/16	160	169
		6,242
Consumer Finance - 0.4%
Capital One Financial Corp. 5.7% 9/15/11	193	193
Discover Financial Services:
6.45% 6/12/17	1,019	1,146
10.25% 7/15/19	19	25
General Electric Capital Corp.:
2.25% 11/9/15	633	636
2.95% 5/9/16	185	187
3.5% 6/29/15	192	201
6% 8/7/19	1,000	1,124
6.375% 11/15/67 (n)	500	495
Household Finance Corp. 6.375% 10/15/11	15	15
		4,022
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	1,060	1,101
BP Capital Markets PLC:
3.125% 10/1/15	370	387
3.625% 5/8/14	23	24
4.5% 10/1/20	21	23
4.742% 3/11/21	300	328
Capital One Capital V 10.25% 8/15/39	178	185
Citigroup, Inc.:
3.953% 6/15/16	397	405
4.75% 5/19/15	1,151	1,200
5.5% 4/11/13	120	125
6.125% 5/15/18	590	644
6.5% 8/19/13	164	174
JPMorgan Chase & Co.:
3.15% 7/5/16	430	439
3.4% 6/24/15	21	22
4.95% 3/25/20	661	704
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (g)	$ 6	$ 6
5.7% 4/15/17 (g)	13	14
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	157
		6,101
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	299
Aon Corp.:
3.125% 5/27/16	339	339
3.5% 9/30/15	151	157
5% 9/30/20	170	183
6.25% 9/30/40	110	121
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	12	11
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	394	384
6.5% 3/15/35 (g)	327	316
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	238
MetLife, Inc.:
2.375% 2/6/14	201	205
4.75% 2/8/21	137	144
5.875% 2/6/41	106	113
6.75% 6/1/16	290	340
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	255	278
Monumental Global Funding III 5.5% 4/22/13 (g)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (g)	130	153
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	207	227
Pacific Life Global Funding 5.15% 4/15/13 (g)	28	30
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	268
Pacific LifeCorp 6% 2/10/20 (g)	230	257
Prudential Financial, Inc.:
3.625% 9/17/12	500	512
4.75% 9/17/15	500	535
5.15% 1/15/13	26	27
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 120	$ 143
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	10	9
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	40
The Chubb Corp. 5.75% 5/15/18	160	187
Unum Group:
5.625% 9/15/20	199	217
7.125% 9/30/16	19	22
		5,796
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	10	10
BRE Properties, Inc. 5.5% 3/15/17	21	23
Developers Diversified Realty Corp.:
4.75% 4/15/18	261	248
5.375% 10/15/12	133	135
7.5% 4/1/17	203	226
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc.:
5.375% 10/15/15	47	50
6.25% 12/15/14	947	1,017
Federal Realty Investment Trust:
5.9% 4/1/20	95	103
6% 7/15/12	23	24
HRPT Properties Trust 5.75% 11/1/15	50	54
UDR, Inc. 5.5% 4/1/14	498	533
Washington (REIT) 5.25% 1/15/14	10	11
		2,439
Real Estate Management & Development - 0.6%
Arden Realty LP 5.2% 9/1/11	11	11
BioMed Realty LP:
3.85% 4/15/16	390	393
6.125% 4/15/20	126	136
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,046
5.75% 4/1/12	39	40
Digital Realty Trust LP:
4.5% 7/15/15	172	178
5.25% 3/15/21	201	201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 221	$ 234
5.95% 2/15/17	57	62
6.25% 5/15/13	285	301
6.5% 1/15/18	285	310
6.75% 3/15/20	12	13
8.25% 8/15/19	127	149
ERP Operating LP:
4.75% 7/15/20	265	275
5.375% 8/1/16	117	130
5.5% 10/1/12	139	145
5.75% 6/15/17	567	641
Liberty Property LP:
4.75% 10/1/20	394	402
5.125% 3/2/15	7	8
5.5% 12/15/16	12	13
6.625% 10/1/17	281	331
Mack-Cali Realty LP 7.75% 8/15/19	23	29
Simon Property Group LP 4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	355	401
6.15% 11/15/15	33	37
		5,633
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	410	405
5.65% 5/1/18	205	209
6.5% 8/1/16	300	322
First Niagara Financial Group, Inc. 6.75% 3/19/20	293	325
		1,261
TOTAL FINANCIALS		38,646
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	20	20
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	357	365
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
5.25% 6/15/12	$ 267	$ 276
6.25% 6/15/14	98	109
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	260
		1,049
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		1,094
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	362
		381
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	21	21
6.9% 7/2/19	6	6
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	12	12
8.36% 1/20/19	9	9
		48
TOTAL INDUSTRIALS		429
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	31
6% 10/1/12	788	832
		863
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 12	$ 13
5.5% 5/15/12	13	13
		26
TOTAL INFORMATION TECHNOLOGY		889
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	425	441
7.6% 5/15/14	501	577
		1,018
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	249
ArcelorMittal SA 3.75% 3/1/16	103	102
United States Steel Corp. 6.65% 6/1/37	232	189
Vale Overseas Ltd. 6.25% 1/23/17	503	571
		1,111
TOTAL MATERIALS		2,146
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	922	944
6.3% 1/15/38	398	444
CenturyLink, Inc.:
6.15% 9/15/19	164	162
6.45% 6/15/21	433	421
7.6% 9/15/39	77	71
Embarq Corp. 7.995% 6/1/36	145	138
Sprint Capital Corp. 6.875% 11/15/28	370	331
Telefonica Emisiones SAU:
5.134% 4/27/20	380	361
5.462% 2/16/21	242	234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
6.25% 4/1/37	$ 187	$ 212
6.9% 4/15/38	260	316
Verizon New York, Inc. 6.875% 4/1/12	21	22
		3,656
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16 (i)	276	274
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	385	423
5.875% 10/1/19	440	507
6.35% 3/15/40	131	143
Sprint Nextel Corp. 6% 12/1/16	105	101
Vodafone Group PLC 5% 12/16/13	18	20
		1,468
TOTAL TELECOMMUNICATION SERVICES		5,124
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	202	210
Ameren Illinois Co. 6.125% 11/15/17	165	195
AmerenUE 6.4% 6/15/17	24	29
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	36
Commonwealth Edison Co. 1.625% 1/15/14	464	468
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	266	269
6.4% 9/15/20 (g)	555	581
Edison International 3.75% 9/15/17	226	234
EDP Finance BV:
4.9% 10/1/19 (g)	100	79
6% 2/2/18 (g)	247	207
FirstEnergy Corp. 7.375% 11/15/31	449	521
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	100
6.05% 8/15/21	317	347
LG&E and KU Energy LLC:
2.125% 11/15/15	255	253
3.75% 11/15/20	49	48
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 165	$ 198
6.5% 8/1/18	12	14
Pepco Holdings, Inc. 2.7% 10/1/15	240	245
Progress Energy, Inc.:
4.4% 1/15/21	419	445
6% 12/1/39	260	293
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		4,785
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (g)	122	127
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	18
Exelon Generation Co. LLC 4% 10/1/20	628	624
PPL Energy Supply LLC 6.5% 5/1/18	310	366
		1,008
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	156
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	26	25
7.5% 6/30/66 (n)	26	27
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	19	20
6.5% 9/15/37	181	217
National Grid PLC 6.3% 8/1/16	183	213
NiSource Finance Corp.:
5.4% 7/15/14	11	12
5.45% 9/15/20	148	166
5.95% 6/15/41	396	404
6.25% 12/15/40	81	89
6.4% 3/15/18	11	13
6.8% 1/15/19	677	809
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
San Diego Gas & Electric Co. 3% 8/15/21	$ 102	$ 102
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	21	21
		2,274
TOTAL UTILITIES		8,194
TOTAL NONCONVERTIBLE BONDS (Cost $72,810)		78,457
U.S. Government and Government Agency Obligations - 11.4%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 12/28/12	540	541
0.5% 8/9/13	3,050	3,058
0.75% 2/26/13	164	165
1.125% 6/27/14	130	132
1.75% 2/22/13	2,658	2,713
5% 2/16/12	270	276
Freddie Mac:
0.75% 3/28/13	98	99
1% 7/30/14	1,270	1,288
1% 8/27/14	644	653
1.125% 7/27/12	60	60
1.75% 6/15/12	488	494
2.125% 3/23/12	21	21
Tennessee Valley Authority 5.375% 4/1/56	405	495
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,995
U.S. Treasury Inflation Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,559	3,142
2.125% 2/15/41	258	318
2.5% 1/15/29	1,051	1,339
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	3,643	3,992
1.375% 1/15/20	5,496	6,160
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		14,951
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bills, yield at date of purchase 0% to 0.05% 9/8/11 to 9/15/11 (k)	$ 530	$ 530
U.S. Treasury Bonds 4.375% 5/15/41	12,759	14,565
U.S. Treasury Notes:
0.5% 8/15/14	1,320	1,327
0.625% 7/15/14	1,992	2,010
0.75% 6/15/14	287	291
1% 8/31/16	849	850
1.25% 8/31/15	289	296
1.5% 7/31/16	3,363	3,454
1.875% 9/30/17	79	82
2.125% 8/15/21	940	931
2.375% 8/31/14	20,000	21,209
2.375% 9/30/14	5,000	5,307
2.375% 2/28/15	10,643	11,344
2.625% 7/31/14	6,880	7,338
3.125% 5/15/19	5,000	5,516
3.125% 5/15/21	14,658	15,854
TOTAL U.S. TREASURY OBLIGATIONS		90,904
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $107,608)		115,850
U.S. Government Agency - Mortgage Securities - 7.4%

Fannie Mae - 5.9%
2.303% 6/1/36 (n)	10	10
2.636% 7/1/37 (n)	33	35
3% 10/1/26 (i)	1,000	1,023
3.5% 10/1/40 to 4/1/41 (j)	2,378	2,397
4% 5/1/26 to 7/1/41	6,245	6,489
4% 9/1/41 (i)(j)	1,000	1,036
4% 9/1/41 (i)(j)	8,000	8,291
4% 9/1/41 (i)(j)	1,000	1,036
4% 9/1/41 (i)(j)	4,000	4,146
4% 9/1/41 (i)(j)	1,000	1,036
4.5% 9/1/26 (i)	100	107
4.5% 6/1/40 to 7/1/41	6,084	6,454
4.5% 9/1/41 (i)(j)	1,000	1,057
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/41 (i)(j)	$ 1,000	$ 1,057
4.5% 9/1/41 (i)(j)	4,000	4,229
4.5% 9/1/41 (i)(j)	1,000	1,057
4.5% 9/1/41 (i)	1,000	1,057
5% 8/1/34 to 8/1/40	2,956	3,196
5% 9/1/41 (i)(j)	1,000	1,077
5% 9/1/41 (i)(j)	500	539
5% 9/1/41 (i)(j)	500	539
5.5% 11/1/33 to 9/1/38 (i)	3,968	4,358
5.5% 9/1/41 (i)(j)	2,000	2,186
5.5% 9/1/41 (i)(j)	1,000	1,093
5.5% 9/1/41 (i)(j)	1,000	1,093
5.5% 9/1/41 (i)(j)	1,000	1,093
6% 11/1/35 to 7/1/38	3,535	3,925
6% 9/1/41 (i)	400	443
TOTAL FANNIE MAE		60,059
Freddie Mac - 1.0%
3.261% 10/1/35 (n)	28	30
4.5% 7/1/39 to 2/1/41 (i)	2,968	3,137
4.5% 9/1/41 (i)(j)	1,000	1,055
4.5% 9/1/41 (i)(j)	500	528
5% 7/1/40 to 11/1/40	2,318	2,498
5.5% 10/1/38 to 11/1/38	2,696	2,941
TOTAL FREDDIE MAC		10,189
Ginnie Mae - 0.5%
3.5% 1/15/41	599	613
4% 9/1/41 (i)	1,000	1,058
4.5% 3/15/39 to 3/20/41	1,991	2,158
5% 12/15/39 to 8/15/40	954	1,056
TOTAL GINNIE MAE		4,885
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,295)		75,133
Asset-Backed Securities - 0.9%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (n)	$ 65	$ 43
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9684% 3/25/34 (n)	0*	0*
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (n)	6	6
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (n)	5	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (n)	23	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)	122	123
Class A4, 3% 10/15/15 (g)	160	165
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Series 2011-1 Class A4, 2.23% 3/15/16	630	651
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	320	329
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	283
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	261
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (n)	4	3
Series 2004-R2 Class M3, 0.7684% 4/25/34 (n)	6	2
Series 2005-R2 Class M1, 0.6684% 4/25/35 (n)	93	81
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (n)	2	1
Series 2004-W11 Class M2, 0.9184% 11/25/34 (n)	25	21
Series 2004-W7 Class M1, 0.7684% 5/25/34 (n)	27	19
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (n)	61	16
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0434% 4/25/34 (n)	120	93
Axon Financial Funding Ltd. 0.8458% 4/4/17 (d)(g)(n)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (g)	300	308
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	490	490
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (n)	66	57
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (n)	0*	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 35	$ 35
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (g)(n)	13	9
Class B, 0.963% 7/20/39 (g)(n)	12	5
Class C, 1.313% 7/20/39 (g)(n)	15	1
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	293
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (n)	52	3
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (n)	82	23
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	591
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,022
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1884% 4/25/34 (n)	7	4
Series 2004-4 Class M2, 1.0134% 6/25/34 (n)	27	12
Series 2005-3 Class MV1, 0.6384% 8/25/35 (n)	26	25
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (n)	2	2
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	10	10
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (n)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (n)	13	8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0434% 3/25/34 (n)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (g)	490	491
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	114	115
Class A4, 2.98% 8/15/14	200	206
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	343
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7084% 1/25/35 (n)	43	17
Class M4, 0.8984% 1/25/35 (n)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (g)(n)	106	63
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	$ 58	$ 46
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (g)(n)	11	10
Series 2006-2A:
Class A, 0.3872% 11/15/34 (g)(n)	44	37
Class B, 0.4872% 11/15/34 (g)(n)	16	10
Class C, 0.5872% 11/15/34 (g)(n)	27	13
Class D, 0.9572% 11/15/34 (g)(n)	10	2
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (n)	99	61
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (n)	41	2
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (g)(n)	16	7
Class C, 0.7684% 9/25/46 (g)(n)	69	11
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5084% 8/25/33 (n)	33	26
Series 2003-5 Class A2, 0.9184% 12/25/33 (n)	1	1
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (n)	2	2
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (n)	30	29
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (n)	30	25
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (n)	56	19
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	131	132
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (n)	56	44
Class MV1, 0.4484% 11/25/36 (n)	46	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (n)	30	27
Series 2006-A Class 2C, 1.3965% 3/27/42 (n)	43	11
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	22	22
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (n)	4	3
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	1	1
Class C, 5.691% 10/20/28 (g)	0*	0*
Class D, 6.01% 10/20/28 (g)	4	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (n)	20	1
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (n)	36	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (n)	$ 4	$ 3
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (n)	69	50
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (n)	68	48
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (n)	3	2
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (n)	18	12
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (n)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (p)	112	10
Series 2006-4:
Class A1, 0.2484% 3/25/25 (n)	0*	0*
Class D, 1.3184% 5/25/32 (n)	32	0*
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (n)	65	35
Series 2005-D Class M2, 0.6884% 2/25/36 (n)	13	3
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	60	60
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (d)(g)(n)	25	0
Series 2006-1A Class A, 1.613% 3/20/11 (d)(g)(n)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (n)	1	1
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (n)	3	3
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (n)	24	14
Class M4, 1.6684% 9/25/34 (n)	31	13
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (n)	35	32
Class M3, 0.7784% 1/25/36 (n)	22	14
Class M4, 1.0484% 1/25/36 (n)	67	34
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (n)	79	1
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (n)	22	0*
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (n)	0*	0*
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (n)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (n)	65	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (g)(n)	$ 23	$ 22
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (n)	57	26
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (n)	3	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (n)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (g)(n)	59	4
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	370	371
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (g)(n)	81	45
TOTAL ASSET-BACKED SECURITIES (Cost $8,373)		8,706
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6565% 4/10/49 (n)	4	2
Class C, 5.6565% 4/10/49 (n)	11	4
Class D, 5.6565% 4/10/49 (n)	6	2
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (n)	22	19
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (n)	35	30
Series 2004-A Class 2A2, 2.8478% 2/25/34 (n)	30	26
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (n)	3	2
Class 2A2, 2.8677% 3/25/34 (n)	12	11
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7784% 1/25/35 (n)	93	70
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (n)	55	49
Series 2007-A2 Class 2A1, 3.0179% 7/25/37 (n)	12	11
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (n)	75	78
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2809% 8/25/34 (n)	$ 47	$ 47
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	84	24
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (g)(n)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (n)	62	55
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (n)	51	46
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (g)(n)	110	109
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.413% 12/20/54 (g)(n)	271	127
Series 2006-2 Class C1, 1.153% 12/20/54 (n)	242	113
Series 2006-3 Class C2, 0.713% 12/20/54 (n)	50	23
Series 2006-4:
Class B1, 0.303% 12/20/54 (n)	169	134
Class C1, 0.593% 12/20/54 (n)	103	48
Class M1, 0.383% 12/20/54 (n)	44	28
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (n)	84	39
Class 1M1, 0.513% 12/20/54 (n)	54	35
Class 2C1, 1.173% 12/20/54 (n)	38	18
Class 2M1, 0.713% 12/20/54 (n)	70	45
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (n)	97	45
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (n)	19	13
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (n)	19	15
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	1	1
Class A3, 5.447% 6/12/47 (n)	142	147
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8639% 8/25/36 (n)	87	66
Series 2004-A3 Class 4A1, 2.7486% 7/25/34 (n)	57	55
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (n)	66	57
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (n)	152	139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	$ 34	$ 37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (n)	41	26
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (n)	61	41
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (g)(n)	9	9
Class C, 0.397% 6/15/22 (g)(n)	58	54
Class D, 0.407% 6/15/22 (g)(n)	22	21
Class E, 0.417% 6/15/22 (g)(n)	35	33
Class F, 0.447% 6/15/22 (g)(n)	64	58
Class G, 0.517% 6/15/22 (g)(n)	13	12
Class H, 0.537% 6/15/22 (g)(n)	27	23
Class J, 0.577% 6/15/22 (g)(n)	31	27
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6423% 8/25/34 (n)	79	75
Series 2005-A2 Class A7, 2.6224% 2/25/35 (n)	45	42
Series 2006-A6 Class A4, 3.1818% 10/25/33 (n)	50	45
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	321	334
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5084% 7/25/35 (n)	96	74
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (n)	111	5
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (n)	168	134
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5558% 7/10/35 (g)(n)	33	26
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	7	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (g)(n)	9	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (n)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (n)	24	22
Series 2003-20 Class 1A1, 5.5% 7/25/33	18	18
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (n)	148	107
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.6863% 8/25/33 (n)	39	36
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 2.5791% 3/25/35 (n)	$ 108	$ 89
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7571% 12/25/34 (n)	32	31
Series 2004-H Class A1, 2.7828% 6/25/34 (n)	56	53
Series 2004-W Class A9, 2.7617% 11/25/34 (n)	111	101
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (n)	81	73
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (n)	123	109
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (n)	71	63
TOTAL PRIVATE SPONSOR		3,528
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	21	23
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,546)		3,551
Commercial Mortgage Securities - 2.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (n)	55	57
Class A3, 6.8838% 2/14/43 (n)	60	63
Class A6, 7.2038% 2/14/43 (n)	88	92
Class PS1, 1.3868% 2/14/43 (n)(p)	211	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (n)	84	89
Series 2006-5:
Class A2, 5.317% 9/10/47	255	256
Class A3, 5.39% 9/10/47	105	109
Series 2006-6 Class A3, 5.369% 10/10/45	150	157
Series 2007-4 Class A3, 5.798% 2/10/51 (n)	75	79
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	8
Series 2007-3:
Class A3, 5.6242% 6/10/49 (n)	125	131
Class A4, 5.6242% 6/10/49 (n)	156	164
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	174
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer: - continued
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 12	$ 12
Class A4, 4.153% 11/10/38	95	98
Series 2005-1 Class A3, 4.877% 11/10/42	66	66
Series 2007-1 Class A2, 5.381% 1/15/49	171	171
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	19	19
Class K, 6.15% 5/11/35 (g)	35	35
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	233	244
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (g)(n)	32	30
Class D, 0.5672% 3/15/22 (g)(n)	33	31
Class E, 0.6072% 3/15/22 (g)(n)	27	25
Class F, 0.6772% 3/15/22 (g)(n)	28	25
Class G, 0.7372% 3/15/22 (g)(n)	18	16
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (g)(n)	32	31
Class D, 0.4172% 10/15/19 (g)(n)	59	56
Class E, 0.4472% 10/15/19 (g)(n)	55	52
Class F, 0.5172% 10/15/19 (g)(n)	128	120
Class G, 0.5372% 10/15/19 (g)(n)	49	43
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (g)(n)	3	2
Series 2004-1:
Class A, 0.5784% 4/25/34 (g)(n)	42	36
Class B, 2.1184% 4/25/34 (g)(n)	5	3
Class M1, 0.7784% 4/25/34 (g)(n)	4	3
Class M2, 1.4184% 4/25/34 (g)(n)	3	2
Series 2004-2:
Class A, 0.6484% 8/25/34 (g)(n)	33	27
Class M1, 0.7984% 8/25/34 (g)(n)	8	6
Series 2004-3:
Class A1, 0.5884% 1/25/35 (g)(n)	73	57
Class A2, 0.6384% 1/25/35 (g)(n)	10	8
Class M1, 0.7184% 1/25/35 (g)(n)	13	9
Class M2, 1.2184% 1/25/35 (g)(n)	8	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (g)(n)	$ 65	$ 51
Class M1, 0.6484% 8/25/35 (g)(n)	4	2
Class M2, 0.6984% 8/25/35 (g)(n)	6	3
Class M3, 0.7184% 8/25/35 (g)(n)	4	2
Class M4, 0.8284% 8/25/35 (g)(n)	3	2
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (g)(n)	29	22
Class A2, 0.6184% 11/25/35 (g)(n)	24	18
Class M1, 0.6584% 11/25/35 (g)(n)	3	2
Class M2, 0.7084% 11/25/35 (g)(n)	4	2
Class M3, 0.7284% 11/25/35 (g)(n)	4	2
Class M4, 0.8184% 11/25/35 (g)(n)	5	2
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (g)(n)	67	50
Class B1, 1.6184% 1/25/36 (g)(n)	6	1
Class M1, 0.6684% 1/25/36 (g)(n)	22	13
Class M2, 0.6884% 1/25/36 (g)(n)	6	3
Class M3, 0.7184% 1/25/36 (g)(n)	9	5
Class M4, 0.8284% 1/25/36 (g)(n)	5	2
Class M5, 0.8684% 1/25/36 (g)(n)	5	2
Class M6, 0.9184% 1/25/36 (g)(n)	6	2
Series 2006-1:
Class A2, 0.5784% 4/25/36 (g)(n)	10	8
Class M1, 0.5984% 4/25/36 (g)(n)	4	2
Class M2, 0.6184% 4/25/36 (g)(n)	4	2
Class M3, 0.6384% 4/25/36 (g)(n)	3	2
Class M4, 0.7384% 4/25/36 (g)(n)	2	1
Class M5, 0.7784% 4/25/36 (g)(n)	2	1
Class M6, 0.8584% 4/25/36 (g)(n)	4	1
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (g)(n)	173	129
Class A2, 0.4984% 7/25/36 (g)(n)	9	7
Class B1, 1.0884% 7/25/36 (g)(n)	3	1
Class B3, 2.9184% 7/25/36 (g)(n)	5	1
Class M1, 0.5284% 7/25/36 (g)(n)	10	6
Class M2, 0.5484% 7/25/36 (g)(n)	7	4
Class M3, 0.5684% 7/25/36 (g)(n)	6	3
Class M4, 0.6384% 7/25/36 (g)(n)	4	2
Class M5, 0.6884% 7/25/36 (g)(n)	5	2
Class M6, 0.7584% 7/25/36 (g)(n)	7	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (g)(n)	$ 6	$ 1
Class B2, 1.5684% 10/25/36 (g)(n)	5	0*
Class B3, 2.8184% 10/25/36 (g)(n)	2	0*
Class M4, 0.6484% 10/25/36 (g)(n)	7	2
Class M5, 0.6984% 10/25/36 (g)(n)	8	2
Class M6, 0.7784% 10/25/36 (g)(n)	17	2
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (g)(n)	30	21
Class A2, 0.4884% 12/25/36 (g)(n)	153	104
Class B1, 0.9184% 12/25/36 (g)(n)	5	1
Class B2, 1.4684% 12/25/36 (g)(n)	5	1
Class B3, 2.6684% 12/25/36 (g)(n)	8	1
Class M1, 0.5084% 12/25/36 (g)(n)	10	4
Class M2, 0.5284% 12/25/36 (g)(n)	6	2
Class M3, 0.5584% 12/25/36 (g)(n)	6	2
Class M4, 0.6184% 12/25/36 (g)(n)	8	2
Class M5, 0.6584% 12/25/36 (g)(n)	7	2
Class M6, 0.7384% 12/25/36 (g)(n)	6	1
Series 2007-1:
Class A2, 0.4884% 3/25/37 (g)(n)	34	22
Class B1, 0.8884% 3/25/37 (g)(n)	10	1
Class B2, 1.3684% 3/25/37 (g)(n)	7	1
Class B3, 3.5684% 3/25/37 (g)(n)	12	1
Class M1, 0.4884% 3/25/37 (g)(n)	9	3
Class M2, 0.5084% 3/25/37 (g)(n)	7	2
Class M3, 0.5384% 3/25/37 (g)(n)	6	2
Class M4, 0.5884% 3/25/37 (g)(n)	5	1
Class M5, 0.6384% 3/25/37 (g)(n)	8	2
Class M6, 0.7184% 3/25/37 (g)(n)	11	2
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (g)(n)	31	22
Class A2, 0.5384% 7/25/37 (g)(n)	29	17
Class B1, 1.8184% 7/25/37 (g)(n)	9	1
Class B2, 2.4684% 7/25/37 (g)(n)	8	0*
Class B3, 3.5684% 7/25/37 (g)(n)	8	0*
Class M1, 0.5884% 7/25/37 (g)(n)	10	3
Class M2, 0.6284% 7/25/37 (g)(n)	5	1
Class M3, 0.7084% 7/25/37 (g)(n)	5	1
Class M4, 0.8684% 7/25/37 (g)(n)	11	2
Class M5, 0.9684% 7/25/37 (g)(n)	10	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.2184% 7/25/37 (g)(n)	$ 12	$ 1
Series 2007-3:
Class A2, 0.5084% 7/25/37 (g)(n)	38	23
Class B1, 1.1684% 7/25/37 (g)(n)	7	1
Class B2, 1.8184% 7/25/37 (g)(n)	19	2
Class B3, 4.2184% 7/25/37 (g)(n)	8	0*
Class M1, 0.5284% 7/25/37 (g)(n)	7	3
Class M2, 0.5584% 7/25/37 (g)(n)	7	2
Class M3, 0.5884% 7/25/37 (g)(n)	11	3
Class M4, 0.7184% 7/25/37 (g)(n)	18	4
Class M5, 0.8184% 7/25/37 (g)(n)	9	2
Class M6, 1.0184% 7/25/37 (g)(n)	7	1
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (g)(n)	12	0*
Class B2, 3.6684% 9/25/37 (g)(n)	30	0*
Class M1, 1.1684% 9/25/37 (g)(n)	11	1
Class M2, 1.2684% 9/25/37 (g)(n)	11	1
Class M4, 1.8184% 9/25/37 (g)(n)	29	2
Class M5, 1.9684% 9/25/37 (g)(n)	29	1
Class M6, 2.1684% 9/25/37 (g)(n)	29	1
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	152	6
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	367	36
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (g)(n)	20	19
Class J, 1.0572% 3/15/19 (g)(n)	18	16
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (g)(n)	25	23
Class E, 0.5072% 3/15/22 (g)(n)	128	119
Class F, 0.5572% 3/15/22 (g)(n)	78	71
Class G, 0.6072% 3/15/22 (g)(n)	20	18
Class H, 0.7572% 3/15/22 (g)(n)	25	21
Class J, 0.9072% 3/15/22 (g)(n)	25	20
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	12	12
Series 2004-PWR3 Class A3, 4.487% 2/11/41	27	27
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (n)	44	48
Series 2007-PW17 Class A1, 5.282% 6/11/50	13	13
Series 2007-T26 Class A1, 5.145% 1/12/45	11	11
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (g)(n)(p)	$ 529	$ 0*
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	272
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (g)(n)(p)	855	12
Series 2006-T22 Class A4, 5.5338% 4/12/38 (n)	9	10
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (g)(n)	12	6
Class C, 5.7154% 6/11/40 (g)(n)	10	4
Class D, 5.7154% 6/11/40 (g)(n)	10	4
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (g)(n)(p)	6,540	69
Series 2007-T28:
Class A1, 5.422% 9/11/42	1	1
Class X2, 0.1654% 9/11/42 (g)(n)(p)	3,222	21
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (g)(n)	36	25
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	92
Class XCL, 2.2784% 5/15/35 (g)(n)(p)	502	9
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (g)(n)	27	27
Class G, 0.5402% 8/15/21 (g)(n)	20	19
Class H, 0.5802% 8/15/21 (g)(n)	16	15
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	462
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	113	110
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	490	490
Class A4, 5.6978% 12/10/49 (n)	249	269
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	25	25
Class A4, 5.322% 12/11/49	430	447
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class C, 5.476% 12/11/49	141	28
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (n)	75	80
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	$ 225	$ 45
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (g)(n)	198	191
Class C, 0.4772% 4/15/17 (g)(n)	60	58
Class D, 0.5172% 4/15/17 (g)(n)	43	41
Class E, 0.5772% 4/15/17 (g)(n)	14	13
Class F, 0.6172% 4/15/17 (g)(n)	8	7
Class G, 0.7572% 4/15/17 (g)(n)	8	7
Class H, 0.8272% 4/15/17 (g)(n)	8	7
Class J, 1.0572% 4/15/17 (g)(n)	6	5
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (g)(n)	57	54
Class D, 0.5472% 11/15/17 (g)(n)	3	3
Class E, 0.5972% 11/15/17 (g)(n)	11	10
Class F, 0.6572% 11/15/17 (g)(n)	8	8
Class G, 0.7072% 11/15/17 (g)(n)	6	5
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (g)(n)	107	98
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	224
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	127	126
Class AJFX, 5.478% 2/5/19 (g)	200	201
Series 2007-C9 Class A4, 5.8145% 12/10/49 (n)	166	182
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	97
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	431	433
Class A3, 5.542% 1/15/49 (n)	150	158
Series 2007-C3 Class A4, 5.702% 6/15/39 (n)	425	443
Series 2006-C4 Class AAB, 5.439% 9/15/39	420	430
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	68	72
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (g)(n)	268	193
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	75
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer: - continued
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 8	$ 8
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 0.837% 8/15/36 (n)(p)	88	0*
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (g)(n)(p)	151	0*
Series 2006-C1 Class A3, 5.422% 2/15/39 (n)	278	292
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (g)(n)	28	24
Class C:
0.3772% 2/15/22 (g)(n)	84	72
0.4772% 2/15/22 (g)(n)	30	24
Class F, 0.5272% 2/15/22 (g)(n)	60	47
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	1,216	1,216
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (n)(p)	1,172	11
Class B, 5.487% 2/15/40 (g)(n)	115	17
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3	3
Class G, 6.936% 3/15/33 (g)	49	48
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	461
Series 2001-1 Class X1, 1.1681% 5/15/33 (g)(n)(p)	115	1
Series 2007-C1 Class XP, 0.193% 12/10/49 (n)(p)	760	3
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.554% 5/10/43 (n)(p)	274	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (g)(n)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	230
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (g)(n)(p)	957	3
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (n)	198	208
Class A4, 5.881% 7/10/38 (n)	350	381
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (g)(n)(p)	$ 1,672	$ 12
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (g)(n)	17	16
Class F, 0.6451% 6/6/20 (g)(n)	38	34
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(n)	44	42
Class D, 2.3636% 3/6/20 (g)(n)	117	112
Class F, 2.8433% 3/6/20 (g)(n)	4	4
Class G, 3.0177% 3/6/20 (g)(n)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (g)(n)(p)	1,237	7
Series 2006-GG6 Class A2, 5.506% 4/10/38	252	252
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	50	50
Series 2007-GG10:
Class A2, 5.778% 8/10/45	35	35
Class A4, 5.8001% 8/10/45 (n)	256	270
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4764% 12/12/44 (n)	199	203
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	175
Class A3, 5.42% 1/15/49	321	340
Series 2005-CB13 Class E, 5.348% 1/12/43 (g)(n)	38	3
Series 2005-LDP3 Class A3, 4.959% 8/15/42	457	469
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	14	3
Class CS, 5.466% 1/15/49 (n)	6	1
Class ES, 5.5379% 1/15/49 (g)(n)	39	3
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	9	9
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (g)(n)	48	44
Class C, 0.4172% 11/15/18 (g)(n)	34	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class D, 0.4372% 11/15/18 (g)(n)	$ 10	$ 9
Class E, 0.4872% 11/15/18 (g)(n)	14	13
Class F, 0.5372% 11/15/18 (g)(n)	22	19
Class G, 0.5672% 11/15/18 (g)(n)	19	16
Class H, 0.7072% 11/15/18 (g)(n)	14	12
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	52
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	31	32
Class A3, 5.336% 5/15/47	31	32
Series 2007-CB19 Class A4, 5.7415% 2/12/49 (n)	263	278
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (n)	211	215
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	21
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (n)	6	3
Class C, 5.7415% 2/12/49 (n)	17	7
Class D, 5.7415% 2/12/49 (n)	18	6
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9407% 7/15/44 (n)	58	62
Series 1998-C1 Class D, 6.98% 2/18/30	17	17
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	11	11
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)	42	42
Series 2006-C7:
Class A2, 5.3% 11/15/38	70	70
Class A3, 5.347% 11/15/38	56	59
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	1	1
Class A4, 5.424% 2/15/40	210	224
Series 2007-C2 Class A3, 5.43% 2/15/40	146	152
Series 2001-C3 Class B, 6.512% 6/15/36	26	26
Series 2001-C7 Class D, 6.514% 11/15/33	83	83
Series 2005-C3 Class XCP, 0.78% 7/15/40 (n)(p)	171	1
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (n)(p)	346	5
Series 2007-C1 Class XCP, 0.472% 2/15/40 (n)(p)	129	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	94	100
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	80
Class XCP, 0.2822% 9/15/45 (n)(p)	5,628	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (g)(n)	$ 24	$ 22
Class E, 0.4972% 9/15/21 (g)(n)	86	76
Class F, 0.5472% 9/15/21 (g)(n)	52	45
Class G, 0.5672% 9/15/21 (g)(n)	102	85
Class H, 0.6072% 9/15/21 (g)(n)	26	21
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	133
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (n)	59	59
Series 2005-LC1 Class F, 5.3796% 1/12/44 (g)(n)	65	33
Series 2006-C1 Class A2, 5.6285% 5/12/39 (n)	73	75
Series 2007-C1 Class A4, 5.8267% 6/12/50 (n)	284	301
Series 2008-C1 Class A4, 5.69% 2/12/51	160	172
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (n)	31	31
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (n)	80	81
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	64	67
Series 2007-5:
Class A3, 5.364% 8/12/48	499	506
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	91
Series 2007-6:
Class A1, 5.175% 3/12/51	1	1
Class A4, 5.485% 3/12/51 (n)	550	577
Series 2007-7 Class A4, 5.7436% 6/12/50 (n)	263	284
Series 2007-8 Class A1, 4.622% 8/12/49	2	2
Series 2006-4 Class XP, 0.6205% 12/12/49 (n)(p)	925	17
Series 2007-6 Class B, 5.635% 3/12/51 (n)	75	34
Series 2007-7 Class B, 5.7436% 6/12/50 (n)	7	2
Series 2007-8 Class A3, 5.9665% 8/12/49 (n)	65	69
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (g)(n)	16	10
Series 2007-XCLA Class A1, 0.408% 7/17/17 (g)(n)	29	27
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (g)(n)	43	39
Class D, 0.398% 10/15/20 (g)(n)	30	27
Class E, 0.458% 10/15/20 (g)(n)	38	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class F, 0.508% 10/15/20 (g)(n)	$ 23	$ 19
Class G, 0.548% 10/15/20 (g)(n)	28	22
Class H, 0.638% 10/15/20 (g)(n)	18	13
Class J, 0.788% 10/15/20 (g)(n)	20	12
Class MHRO, 0.898% 10/15/20 (g)(n)	18	15
Class MJPM, 1.208% 10/15/20 (g)(n)	1	1
Class NHRO, 1.098% 10/15/20 (g)(n)	27	21
sequential payer:
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (g)(n)(p)	198	0*
Series 2005-IQ9 Class A3, 4.54% 7/15/56	104	105
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)	38	39
Series 2007-IQ13 Class A1, 5.05% 3/15/44	5	5
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (g)(n)(p)	444	1
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (g)(n)(p)	668	3
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (n)	44	44
Series 2006-IQ11:
Class A3, 5.694% 10/15/42 (n)	94	97
Class A4, 5.73% 10/15/42 (n)	23	25
Series 2006-T23 Class A3, 5.8184% 8/12/41 (n)	38	41
Series 2007-HQ12 Class A2, 5.5923% 4/12/49 (n)	489	493
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	113	117
Class B, 5.7233% 4/15/49 (n)	18	8
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	532	553
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	5	5
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (g)(n)	58	55
Series 2006-WL7A:
Class E, 0.4902% 9/15/21 (g)(n)	78	69
Class F, 0.5502% 9/15/21 (g)(n)	85	75
Class G, 0.5702% 9/15/21 (g)(n)	80	68
Class J, 0.8072% 9/15/21 (g)(n)	18	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (g)(n)	$ 5	$ 5
Class AP2, 1.0072% 6/15/20 (g)(n)	9	8
Class F, 0.6872% 6/15/20 (g)(n)	168	109
Class LXR1, 0.9072% 6/15/20 (g)(n)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	80	80
Series 2003-C8 Class A3, 4.445% 11/15/35	281	281
Series 2006-C27 Class A2, 5.624% 7/15/45	2	2
Series 2006-C29 Class A3, 5.313% 11/15/48	199	211
Series 2007-C30:
Class A3, 5.246% 12/15/43	64	65
Class A4, 5.305% 12/15/43	377	388
Class A5, 5.342% 12/15/43	80	83
Series 2007-C31 Class A4, 5.509% 4/15/47	170	181
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (n)	207	209
Class A3, 5.7428% 6/15/49 (n)	127	134
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	36	35
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (g)(n)	58	58
Class 180B, 5.3979% 10/15/41 (g)(n)	26	26
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3592% 12/15/44 (n)	166	126
Class F, 5.3592% 12/15/44 (g)(n)	125	55
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	350	380
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	225	111
Class D, 5.513% 12/15/43 (n)	120	47
Class XP, 0.4412% 12/15/43 (g)(n)(p)	801	8
Series 2007-C31 Class C, 5.6883% 4/15/47 (n)	21	10
Series 2007-C31A Class A2, 5.421% 4/15/47	1,669	1,737
Series 2007-C32:
Class D, 5.7428% 6/15/49 (n)	56	24
Class E, 5.7428% 6/15/49 (n)	89	28
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (n)	50	54
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,209)		25,996
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)	$ 100	$ 104
California Gen. Oblig. 7.5% 4/1/34	210	249
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	272
Series 2011, 5.665% 3/1/18	190	204
Series 2011, 5.877% 3/1/19	225	241
TOTAL MUNICIPAL SECURITIES (Cost $983)		1,070
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.05% 1/11/40 (Cost $278)	274	314
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(n) (Cost $7)	8	7
Fixed-Income Funds - 12.0%
	Shares
Fidelity High Income Central Fund 2 (o)	242,304	25,696
Fidelity Mortgage Backed Securities Central Fund (o)	890,207	96,249
TOTAL FIXED-INCOME FUNDS (Cost $115,593)		121,945
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	37,633,573	$ 37,634
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	909,209	909
TOTAL MONEY MARKET FUNDS (Cost $38,543)		38,543
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $996,959)		1,053,618
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(36,624)
NET ASSETS - 100%		$ 1,016,994
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
96 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 5,845	$ (231)

The face value of futures purchased as a percentage of net assets is 0.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000)(m)

	Sept. 2037	$ 180	$ (170)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000)(m)	Sept. 2037	120	(113)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C)(l)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(l)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 380	$ (361)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	67
		$ 7,993	$ (294)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,276,000 or 1.8% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $515,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $321,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
Washington Mutual, Inc.	10/6/08	$ 17
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Corporate Bond 1-10 Year Central Fund	71
Fidelity High Income Central Fund 2	1,659
Fidelity Mortgage Backed Securities Central Fund	2,533
Fidelity Securities Lending Cash Central Fund	39
Total	$ 4,380
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,692	$ -	$ 5,653*	$ -	0.0%
Fidelity High Income Central Fund 2	19,750	6,157	-	25,696	4.0%
Fidelity Mortgage Backed Securities Central Fund	62,901	31,076	-	96,249	0.7%
Total	$ 88,343	$ 37,233	$ 5,653*	$ 121,945
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,980	$ 62,667	$ 2	$ 311
Consumer Staples	67,732	65,964	1,768	-
Energy	72,505	72,067	438	-
Financials	83,767	82,025	1,742	-
Health Care	66,781	66,418	363	-
Industrials	64,545	63,763	782	-
Information Technology	113,495	113,495	-	-
Materials	18,698	18,698	-	-
Telecommunication Services	12,275	12,275	-	-
Utilities	21,268	21,268	-	-
Corporate Bonds	78,457	-	78,457	-
U.S. Government and Government Agency Obligations	115,850	-	115,850	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 75,133	$ -	$ 75,133	$ -
Asset-Backed Securities	8,706	-	8,146	560
Collateralized Mortgage Obligations	3,551	-	3,514	37
Commercial Mortgage Securities	25,996	-	24,170	1,826
Municipal Securities	1,070	-	1,070	-
Foreign Government and Government Agency Obligations	314	-	314	-
Preferred Securities	7	-	7	-
Fixed-Income Funds	121,945	121,945	-	-
Money Market Funds	38,543	38,543	-	-
Total Investments in Securities:	$ 1,053,618	$ 739,128	$ 311,756	$ 2,734
Derivative Instruments:
Assets
Swap Agreements	$ 67	$ -	$ 67	$ -
Liabilities
Futures Contracts	$ (231)	$ (231)	$ -	$ -
Swap Agreements	(361)	-	(283)	(78)
Total Liabilities	$ (592)	$ (231)	$ (283)	$ (78)
Total Derivative Instruments:	$ (525)	$ (231)	$ (216)	$ (78)
Other Financial Instruments:
Forward Commitments	$ 97	$ -	$ 97	$ -
The following is a reconciliation of Investments in Securities and derivative instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,564
Total Realized Gain (Loss)	279
Total Unrealized Gain (Loss)	275
Cost of Purchases	312
Proceeds of Sales	(694)
Amortization/Accretion	148
Transfers in to Level 3	621
Transfers out of Level 3	(1,771)
Ending Balance	$ 2,734
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 326
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 2
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (361)
Equity Risk
Futures Contracts (a)	-	(231)
Interest Rate Risk
Swap Agreements (b)	67	-
Total Value of Derivatives	$ 67	$ (592)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	30.5%
AAA,AA,A	6.4%
BBB	4.5%
BB	1.2%
B	1.4%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.0%*
Equities	58.0%
Short-Term Investments and Net Other Assets	(2.4)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.0%
United Kingdom	2.7%
Canada	1.3%
France	1.2%
Ireland	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $64,425,000 of which $11,611,000 and $52,814,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including securities loaned of $852) - See accompanying schedule: Unaffiliated issuers (cost $842,823)	$ 893,130
Fidelity Central Funds (cost $154,136)	160,488
Total Investments (cost $996,959)		$ 1,053,618
Commitment to sell securities on a delayed delivery basis	(29,456)
Receivable for securities sold on a delayed delivery basis	29,553	97
Receivable for investments sold, regular delivery		10,693
Cash		52
Foreign currency held at value (cost $20)		20
Receivable for fund shares sold		780
Dividends receivable		844
Interest receivable		1,942
Distributions receivable from Fidelity Central Funds		418
Receivable for daily variation margin on futures contracts		62
Swap agreements, at value		67
Other receivables		66
Total assets		1,068,659

Liabilities
Payable for investments purchased Regular delivery	$ 6,033
Delayed delivery	41,008
Payable for swap agreements	4
Payable for fund shares redeemed	1,856
Swap agreements, at value	361
Accrued management fee	340
Distribution and service plan fees payable	392
Other affiliated payables	235
Other payables and accrued expenses	527
Collateral on securities loaned, at value	909
Total liabilities		51,665

Net Assets		$ 1,016,994
Net Assets consist of:
Paid in capital		$ 1,032,948
Undistributed net investment income		2,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,859
Net Assets		$ 1,016,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($214,703 ÷ 14,472.8 shares)	$ 14.83

Maximum offering price per share (100/94.25 of $14.83)	$ 15.73
Class T: Net Asset Value and redemption price per share ($673,030 ÷ 45,012.9 shares)	$ 14.95

Maximum offering price per share (100/96.50 of $14.95)	$ 15.49
Class B: Net Asset Value and offering price per share ($18,601 ÷ 1,255.8 shares)A	$ 14.81

Class C: Net Asset Value and offering price per share ($68,644 ÷ 4,648.8 shares)A	$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,016 ÷ 2,790.6 shares)	$ 15.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Dividends		$ 10,257
Interest		11,630
Income from Fidelity Central Funds		4,380
Total income		26,267

Expenses
Management fee	$ 4,245
Transfer agent fees	2,361
Distribution and service plan fees	4,925
Accounting and security lending fees	438
Custodian fees and expenses	201
Independent trustees' compensation	6
Registration fees	85
Audit	120
Legal	16
Miscellaneous	11
Total expenses before reductions	12,408
Expense reductions	(108)	12,300
Net investment income (loss)		13,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	99,224
Fidelity Central Funds	484
Foreign currency transactions	(74)
Futures contracts	926
Swap agreements	12
Total net realized gain (loss)		100,572
Change in net unrealized appreciation (depreciation) on: Investment securities	8,560
Assets and liabilities in foreign currencies	(3)
Futures contracts	(150)
Swap agreements	14
Delayed delivery commitments	115
Total change in net unrealized appreciation (depreciation)		8,536
Net gain (loss)		109,108
Net increase (decrease) in net assets resulting from operations		$ 123,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,967	$ 15,345
Net realized gain (loss)	100,572	44,956
Change in net unrealized appreciation (depreciation)	8,536	8,858
Net increase (decrease) in net assets resulting from operations	123,075	69,159
Distributions to shareholders from net investment income	(13,611)	(15,844)
Distributions to shareholders from net realized gain	(697)	(1,114)
Total distributions	(14,308)	(16,958)
Share transactions - net increase (decrease)	(34,717)	(57,259)
Total increase (decrease) in net assets	74,050	(5,058)

Net Assets
Beginning of period	942,944	948,002
End of period (including undistributed net investment income of $2,993 and undistributed net investment income of $3,012, respectively)	$ 1,016,994	$ 942,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40
Income from Investment Operations
Net investment income (loss) C	.23	.24	.25	.29	.32
Net realized and unrealized gain (loss)	1.55	.70	(1.93)	(1.42)	1.84
Total from investment operations	1.78	.94	(1.68)	(1.13)	2.16
Distributions from net investment income	(.23)	(.24)	(.21)	(.36)	(.34)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.24)	(.26) G	(.26)	(1.69)	(1.19)
Net asset value, end of period	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Total Return A,B	13.34%	7.44%	(11.30)%	(7.52)%	13.55%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of fee waivers, if any	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of all reductions	.99%	.99%	1.06%	.97%	.97%
Net investment income (loss)	1.53%	1.76%	2.24%	1.82%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 203	$ 213	$ 270	$ 266
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50
Income from Investment Operations
Net investment income (loss) C	.20	.21	.23	.25	.28
Net realized and unrealized gain (loss)	1.56	.72	(1.95)	(1.44)	1.85
Total from investment operations	1.76	.93	(1.72)	(1.19)	2.13
Distributions from net investment income	(.20)	(.21)	(.19)	(.31)	(.29)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.21)	(.23) G	(.24)	(1.64)	(1.14)
Net asset value, end of period	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Total Return A,B	13.09%	7.32%	(11.54)%	(7.77)%	13.32%
Ratios to Average Net Assets D,F
Expenses before reductions	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of fee waivers, if any	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of all reductions	1.19%	1.21%	1.29%	1.20%	1.20%
Net investment income (loss)	1.33%	1.54%	2.01%	1.59%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 673	$ 619	$ 621	$ 778	$ 948
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35
Income from Investment Operations
Net investment income (loss) C	.11	.13	.16	.16	.18
Net realized and unrealized gain (loss)	1.54	.71	(1.92)	(1.43)	1.82
Total from investment operations	1.65	.84	(1.76)	(1.27)	2.00
Distributions from net investment income	(.10)	(.13)	(.13)	(.21)	(.18)
Distributions from net realized gain	(.01)	(.02)	(.04)	(1.33)	(.85)
Total distributions	(.11)	(.15) G	(.17)	(1.54)	(1.03)
Net asset value, end of period	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Total Return A,B	12.42%	6.66%	(11.98)%	(8.31)%	12.59%
Ratios to Average Net Assets D,F
Expenses before reductions	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of fee waivers, if any	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of all reductions	1.79%	1.81%	1.83%	1.78%	1.80%
Net investment income (loss)	.73%	.94%	1.46%	1.00%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 24	$ 29	$ 45	$ 64
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34
Income from Investment Operations
Net investment income (loss) C	.12	.13	.17	.16	.19
Net realized and unrealized gain (loss)	1.55	.71	(1.93)	(1.41)	1.82
Total from investment operations	1.67	.84	(1.76)	(1.25)	2.01
Distributions from net investment income	(.12)	(.15)	(.13)	(.23)	(.20)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.13)	(.16) G	(.18)	(1.56)	(1.05)
Net asset value, end of period	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Total Return A,B	12.59%	6.69%	(12.02)%	(8.22)%	12.66%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of fee waivers, if any	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of all reductions	1.73%	1.75%	1.81%	1.74%	1.74%
Net investment income (loss)	.79%	1.00%	1.48%	1.05%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 62	$ 61	$ 79	$ 82
Portfolio turnover rate E	146% H	116%	215% H	103% H	88% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60
Income from Investment Operations
Net investment income (loss) B	.28	.28	.28	.33	.38
Net realized and unrealized gain (loss)	1.57	.72	(1.95)	(1.44)	1.86
Total from investment operations	1.85	1.00	(1.67)	(1.11)	2.24
Distributions from net investment income	(.27)	(.28)	(.25)	(.40)	(.39)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.28)	(.30) F	(.30)	(1.73)	(1.24)
Net asset value, end of period	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Total Return A	13.69%	7.81%	(11.07)%	(7.29)%	13.92%
Ratios to Average Net Assets C,E
Expenses before reductions	.71%	.73%	.79%	.71%	.68%
Expenses net of fee waivers, if any	.71%	.73%	.79%	.71%	.68%
Expenses net of all reductions	.70%	.72%	.78%	.70%	.67%
Net investment income (loss)	1.82%	2.03%	2.51%	2.09%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 34	$ 24	$ 29	$ 32
Portfolio turnover rate D	146% G	116%	215% G	103% G	88% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 88,468
Gross unrealized depreciation	(41,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,840

Tax Cost	$ 1,006,778

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,255
Capital loss carryforward	$ (64,425)
Net unrealized appreciation (depreciation)	$ 46,252

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 14,308	$ 16,958

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (58)	$ 53
Equity Risk
Futures Contracts	926	(150)
Interest Rate Risk
Swap Agreements	70	(39)
Totals (a)(b)(c)	$ 938	$ (136)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $926 for futures contracts and $12 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(150) for futures contracts and $14 for swap agreements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $380 representing 0.04% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $892,204 and $910,490, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 553	$ 6
Class T	.25%	.25%	3,445	21
Class B	.75%	.25%	226	169
Class C	.75%	.25%	701	73
			$ 4,925	$ 269

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69
Class T	24
Class B*	56
Class C*	6
$ 155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 565.26
Class T	1,465.21
Class B	68.30
Class C	175.25
Institutional Class	88.22
	$ 2,361

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 52 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $5,653 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $484 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $108 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 3,331	$ 4,084
Class T	8,883	10,195
Class B	152	279
Class C	543	700
Institutional Class	702	586
Total	$ 13,611	$ 15,844

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders - continued

Years ended August 31,	2011	2010
From net realized gain
Class A	$ 150	$ 257
Class T	459	723
Class B	17	32
Class C	47	73
Institutional Class	24	29
Total	$ 697	$ 1,114

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	3,246	3,445	$ 48,790	$ 46,214
Reinvestment of distributions	219	311	3,283	4,153
Shares redeemed	(4,258)	(5,395)	(63,406)	(72,407)
Net increase (decrease)	(793)	(1,639)	$ (11,333)	$ (22,040)
Class T
Shares sold	10,027	10,287	$ 151,785	$ 139,493
Reinvestment of distributions	586	775	8,859	10,439
Shares redeemed	(11,835)	(13,729)	(178,889)	(185,874)
Net increase (decrease)	(1,222)	(2,667)	$ (18,245)	$ (35,942)
Class B
Shares sold	81	313	$ 1,198	$ 4,209
Reinvestment of distributions	10	22	155	288
Shares redeemed	(649)	(806)	(9,688)	(10,844)
Net increase (decrease)	(558)	(471)	$ (8,335)	$ (6,347)
Class C
Shares sold	963	851	$ 14,419	$ 11,369
Reinvestment of distributions	35	51	526	685
Shares redeemed	(1,060)	(1,014)	(15,781)	(13,574)
Net increase (decrease)	(62)	(112)	$ (836)	$ (1,520)
Institutional Class
Shares sold	1,080	963	$ 16,651	$ 13,098
Reinvestment of distributions	47	44	711	594
Shares redeemed	(877)	(373)	(13,330)	(5,102)
Net increase (decrease)	250	634	$ 4,032	$ 8,590

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 10.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,200,705 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 13%, 42%, 58%, 48% and 54% of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011, and July 2011, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 17%, 57%, 78%, 70% and 75%% of the dividends distributed in October 2010, December 17, 2010, December 30, 2010, April 2011, and July 2011, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-UANN-1011
1.786674.108

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$87,000	$-	$7,400	$300

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$89,000	$-	$6,700	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$645,000	$720,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
Deloitte Entities	$1,480,000	$1,210,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011